                                                                  MARCH 31, 1998

                        SunAmerica
                           Equity Funds



                                    [GRAPHIC]



Semiannual Report
BALANCED ASSETS . BLUE CHIP GROWTH . MID-CAP GROWTH
SMALL COMPANY GROWTH . GROWTH AND INCOME



                                                           LOGO SunAmerica
                                                                Asset Management

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

                                                                   May 12, 1998

DEAR SHAREHOLDER:

  The SunAmerica Balanced Assets, Blue Chip Growth, and Growth and Income Funds each significantly outperformed its respective Lipper category average for the six months ended March 31, 1998 on a cumulative basis. Given the market volatility over the semi-annual period, the Funds' active yet disciplined management--particularly through effective stock selection, sector allocation, and focused investing within identified themes--was key to these strong performance results. The small- and mid-cap growth arenas were particularly hard hit by the effects of the Asian financial crises that began to spread in the fourth quarter of 1997. Thus, as might be expected, both the Small Company Growth and Mid-Cap Growth Funds' performance was hampered.

MARKET ACTIVITY

  The six months ending March 31, 1998 marked the turbulent end to the third consecutive year of better than 20% gains for the Dow Jones Industrial Average. In the fall of 1997, the problems of Southeast Asia that emerged late summer spread to Northern Asia and exacerbated the longstanding economic problems in Japan. The reverberations were felt quite literally around the world. The U.S. equity markets had to digest the uncertainty of Asia, Washington D.C.'s public relations difficulties, and earnings expectations that were still too high. Even with increased volatility, however, the basic underpinnings of the markets remained in place.

  The overall strength of the U.S. economy in spite of Asian economic turbulence perhaps the most surprising aspect of the first quarter of 1998. Wall Street's patience was rewarded, as the major equity indices produced double-digit performance in the quarter even though expected growth in corporate profits plunged to its lowest level since the 1990-91 recession. Still, strong investor demand and heavy merger and acquisition activity benefited the equity markets. Supported by sustained strong U.S. economic conditions, few signs of inflation, and stable interest rates, all segments of the stock market rallied robustly during the first calendar quarter.

  LARGE CAPITALIZATION STOCKS. Overall, the S&P 500 Index advanced by a solid 17.22% for the semi-annual period, and the large-cap companies led the equity market. Short-term volatility, however, plagued the bull market throughout. Major contributors to this volatility were the rippling effects of weakening currencies, failing economies, and uncertain markets in Southeast Asia, which, in turn, led to the Dow Jones' largest single one day point loss on October 27, 1997. The Far East turmoil turned equity investors to more value-oriented stocks. As the new year began and the limited effect that the Asian problems might have on the U.S. became clear, investors grew more confident with the co-existence of low inflation, reasonably good GDP growth, low unemployment, and low interest rates. The intact sound fundamentals also supported the market's rise to record levels and a return to favor of growth-oriented stocks.

  MID CAPITALIZATION STOCKS. Overall, the six months ended March 31, 1998 were a period of significant volatility for the high growth mid-cap sector. As the period began, mid-cap growth stocks had just experienced five months of 30% plus performance, and stock were somewhat extended. At the same time, these stocks came under pressure from the spreading effects of the Asian financial crises. U.S. investors sought to lock in gains and to discount the expected negative impact these crises would have on the earnings growth of companies with significant exposure to Asia--especially the technology stocks. By the

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

start of the new year, expectations for fourth quarter earnings results and first quarter earnings estimates were low. But as the quarter progressed, investor sentiment toward mid-cap growth stock improved.

  The impact of the Asian crisis was not as bad as many had feared. The earnings growth of many companies with international exposure was sustained despite the overseas scare and those companies that were more negatively effected had managed lowered expectations. The result was rising prices and, in turn, improved performance in February and March. Relative valuation levels of these stocks had been dramatically reduced, reaching levels even cheaper than they were in April 1997, at which point they were at seven year lows. For the quarter as a whole, mid-cap growth stock participated with the other segments of the stock market in a robust rally. For the six months ending March 31, 1998, the S&P 400 MidCap Index, which often represents mid-cap stocks, advanced by 11.94%.

  SMALL CAPITALIZATION STOCKS. Market activity for the small-cap sector, and the positive and negative factors affecting these stocks, were virtually identical to that of the mid-cap sector for the semi-annual period. At the start of the period, small cap growth stocks had just experienced five months during which they had outperformed both the mid-cap and large cap segments of the market, and growth had outperformed value within the small cap sector. The effects of the Asian financial crises, including investors' search for perceived "safe havens" and liquidity, hit the small cap sector hard. However, like the mid-cap sector, the first quarter of 1998 was much improved. Fears of the impact of the Asian crisis somewhat subsided; earnings growth continued to be strong; relative valuations approached record lows; and stable to rising overall levels for all equity markets helped settle investors' desire for "safe havens" and more liquid names. Sentiment surrounding small cap stocks was boosted, and the sector rallied robustly in February and March. The Russell 2000 Index, which often represents small stocks, produced a return of 6.37% for the six months ending March 31, 1998.

INVESTMENT REVIEW

  For the six months ending March 31, 1998, each of the SunAmerica Equity Funds' portfolio managers focused on reducing the total number of names in each portfolio--while staying broadly diversified--in order to enhance our ability to monitor company activity. Each portfolio manager also continued to use a top-down, long-term, thematic investment approach to seek high quality growth stocks that produce consistent, double-digit earnings in any type of economic environment. Some of these themes, or secular trends, are:

  * Consolidation Synergy and Asset Gathering The stocks that fit these themes are primarily financial services companies, including regional and money center banks benefiting from industry restructuring as well as brokerage firms benefiting from intra-industry consolidation and from the strong liquidity coming into the equity markets. Although the movement of interest rates generates risk with these stocks, these companies' fundamentals are solid, growth is consistent, returns on earnings and efficiency ratios are improving, and we believe the lines separating the various financial services will continue to blur. The well-publicized consolidations of recent months have served as icing on the cake, so to speak.

  * The Telecommunications Revolution In the larger cap Funds, our emphasis is on equipment companies, such as Lucent Technology and Motorola. In the small and mid cap Funds, our emphasis is on those companies that may benefit from the deregulation trend in this sector, both in the U.S. and internationally. For example, we see value and improving fundamentals in the competitive local exchange carriers which are now able to compete with the regional Bell operating companies.

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


  * Demand for Technology and The Burgeoning Internet Technology stocks are still comparatively volatile due to the softness in Asia, and thus the Funds are taking a conservative position in this sector. In the larger cap Funds, our emphasis is on market leaders, such as Intel, Microsoft, Dell, and Compaq. In the smaller cap Funds, we are invested in select technology stocks whose revenue streams are derived largely within the U.S. Those companies providing ancillary services to the growing Internet community, such as billing, outsourcing, and security, may also be attractive.

  * Graying of America The larger cap Funds are focusing on the large drug companies within the health care sector, where we continue to see consistent double-digit earnings coming from new pharmaceutical products and unit by volume. Health care device companies seem attractive in the small cap sector.

  * Shift to a Service-Based Economy Several consumer-oriented companies have made great productivity enhancements, overcoming their overstorage problems of the last several years. The result is better returns on earnings and accelerating growth rates. Certain specialty vendors with innovative strategies, such as Home Depot and the Gap, remain attractively valued to the large cap Funds. Certain cruise lines, educational services companies, and companies addressing the Year 2000 Problem may be attractive within the small cap sector.

  * Reliance on Natural Resources The larger cap Funds added to their energy positions over the period, as we believe underlying fundamentals are improving, demand for oil and gas has the potential to increase from current low levels, and industry consolidation is resulting in better management and generation of cash flow. The smaller cap Funds reduced their holdings here, as the smaller oil service and equipment companies were impacted by the crisis in Asia more than their larger brethren.

  THE BALANCED ASSETS FUND ranked in the top decile of its Lipper category average for the six months ending March 31, 1998. Equity securities comprised 68.6% of this portfolio's assets on March 31st; fixed income securities comprised 30.2%, most of which was in U.S. Treasuries, which did particularly well as a "flight to quality" following the Asian crisis benefited these securities. Holding 104 names at the end of the period, the Fund's largest allocations were to financial services, banks, pharmaceuticals and telecommunications.

  THE BLUE CHIP GROWTH FUND held 85 names as of March 31, 1998, with its largest concentrations in financial services, banks, telecommunications, and pharmaceuticals. It held 2.2% in cash at period end. The Fund outperformed its Lipper category average for the six months ending March 31, 1998.

  THE MID-CAP GROWTH FUND stayed true to its long-standing growth-oriented investment style through both the difficult fourth quarter and the more positive first quarter. The Fund outperformed its Lipper category average in the rally month of March. However, for the six months ending March 31, 1998, the Fund underperformed. As of March 31, the Fund held 102 names, with its largest allocations to the software, telecommunications, energy services, and broadcasting & media sectors. This Fund is currently undergoing a transition, under new management by portfolio managers from both the large and small capitalization teams.

  THE SMALL COMPANY GROWTH FUND'S relative performance was hampered by its growth-oriented investment style during the first half of the period and likewise helped by it in the second half. Following the

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

jmarket correction in October, the Fund sold a number of its holdings with Asian exposure and significantly increased its allocation to cash. Slowly, we began re-allocating assets, primarily to domestically-oriented software, telecommunications, broadcast & media, business services, and bank stocks. However, the Fund did not participate fully in the market's first quarter relief rally. As of March 1, 1998, the Fund is under the management of Donna Calder. By the end of the period, she reduced the number of holdings to 125 and decreased the Fund's cash holding to 4.9% of portfolio assets.

  THE GROWTH AND INCOME FUND is under new management within the large capitalization team. The Fund's objective and strategy remains the same, however, we intend to reduce the number of names, which at the end of the period stood at 135. We also intend to lower the Fund's exposure to REITs and increase its exposure to the financial services and energy sectors. For the six months ending March 31, 1998, the Fund outperformed its Lipper category average.

MANAGER OUTLOOK

  Our outlook for the equity markets remains very positive for several reasons. First, we remain in a moderate growth, low inflationary, low interest rate environment. Second, increased competition from Asian imports will most likely force corporate America to be cognizant of costs and margin erosion, and thus we believe the earnings on an operating basis will be between 5%-7% in 1998--still quite strong given that we are in the 8th year of expansion. We may even see a return to double-digit profits in 1999, as corporations benefit from the formation of EMU, a slightly most positive situation in Asia, and forced Year 2000 technology spending. Third, liquidity, which is currently driving the market, remains strong. It has, however, taken on new forms. Not only is the individual investor continuing to put money into the market at a rapid pace, but corporations also are flush with cash, which we see being put to use in the form of stock repurchases and increased merger and acquisition activity. International investors are also increasing their exposure to U.S. markets.

  On the other hand, a speculative fear of action by the Federal Reserve Board is likely to hang over the markets; we expect volatility to increase; another shoe dropping from the Asian situation may yet occur; and we would not be surprised to see a 5%-7% market correction--though short-lived--in the near future. Still a pause may be welcome, as longer-term fundamentals suggest that the bull market is far from over. We believe that the equity markets will end 1998 above their current lofty levels.

  We value your ongoing support of the SunAmerica Equity Funds and look forward to serving your investment needs in the years ahead with pro-active management and capital appreciation consistent with each Fund's objective.

/s/ Donna Calder  /s/ Brian P. Clifford /s/ Erik Franklin /s/ Francis D. Gannon
Donna Calder      Brian P. Clifford     Erik Franklin     Francis D. Gannon
Portfolio Manager Portfolio Manager     Portfolio Manager Portfolio Manager

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES--March 31, 1998 (unaudited)


                            BALANCED    BLUE CHIP      MID-CAP    SMALL COMPANY   GROWTH AND
                             ASSETS       GROWTH       GROWTH        GROWTH         INCOME
                              FUND         FUND         FUND          FUND           FUND
                                   -----------------------------------------------------------
ASSETS:
Investments securities,
 at value*..............  $365,986,254 $116,327,476  $56,675,399  $254,540,363   $138,217,242
Short-term securities*..            --           --           --            --         51,500
Repurchase agreements
 (cost equals market)...     1,890,000    2,624,000    1,037,000    12,775,000      3,892,000
Cash....................         3,023          720        5,231        30,999            656
Receivable for
 investments sold.......     4,761,199    1,978,111    2,206,852     3,588,739      2,169,952
Interest and dividends
 receivable.............     1,366,049       90,757       36,858        64,752        157,133
Receivable for shares of
 beneficial interest
 sold...................       442,599      313,734      693,484     3,845,257        533,890
Prepaid expenses........        13,797       33,019        6,493        27,512         18,203
Receivable from
 investment adviser.....         1,465           --           --         2,946          1,694
Deferred organizational
 expenses...............            --           --           --            --            342
                          ------------ ------------  -----------  ------------   ------------
  Total assets..........   374,464,386  121,367,817   60,661,317   274,875,568    145,042,612
                          ------------ ------------  -----------  ------------   ------------
LIABILITIES:
Payable for investments
 purchased..............     2,924,880    1,818,796    1,119,682    11,328,320      1,397,510
Payable for shares of
 beneficial interest
 redeemed...............       368,581      118,050       28,674       488,587        161,564
Investment advisory and
 management fees
 payable................       233,099       73,926       36,518       162,661         88,441
Accrued expenses........       220,152       88,806       69,049       177,064         89,465
Distribution and service
 maintenance fees
 payable................       208,995       56,574       23,822       130,786         83,926
Interest payable........            --           --           --        33,049             --
                          ------------ ------------  -----------  ------------   ------------
  Total liabilities.....     3,955,707    2,156,152    1,277,745    12,320,467      1,820,906
                          ------------ ------------  -----------  ------------   ------------
    Net assets..........  $370,508,679 $119,211,665  $59,383,572  $262,555,101   $143,221,706
                          ============ ============  ===========  ============   ============
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value..................  $    198,493 $     59,676  $    33,367  $    110,337   $    101,996
Paid-in capital.........   284,598,003   86,093,260   46,059,362   206,794,694    113,597,342
                          ------------ ------------  -----------  ------------   ------------
                           284,796,496   86,152,936   46,092,729   206,905,031    113,699,338
Accumulated
 undistributed net
 investment income
 (loss).................       764,842     (262,575)    (252,042)   (1,542,449)      (101,303)
Accumulated
 undistributed net
 realized gain on
 investments, foreign
 currency and other
 assets and liabilities.     8,289,466    2,908,325    3,725,792     3,764,377      3,490,484
Net unrealized
 appreciation of
 investments............    76,657,875   30,412,979    9,817,093    53,428,142     26,133,187
                          ------------ ------------  -----------  ------------   ------------
    Net assets..........  $370,508,679 $119,211,665  $59,383,572  $262,555,101   $143,221,706
                          ============ ============  ===========  ============   ============

*Identified cost

Investment securities... $289,328,379 $85,914,497 $46,858,306 $201,112,221 $112,085,255
                         ============ =========== =========== ============ ============
Short-term securities...      --          --          --           --      $     50,300
                         ============ =========== =========== ============ ============

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- March 31, 1998 (unaudited) --
 (continued)

                            BALANCED    BLUE CHIP    MID-CAP   SMALL COMPANY GROWTH AND
                             ASSETS      GROWTH      GROWTH       GROWTH       INCOME
                              FUND        FUND        FUND         FUND         FUND
                                    ----------------------------------------------------
CLASS A (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $188,136,620 $78,118,909 $47,095,898 $159,349,495  $63,409,103
Shares of beneficial
 interest issued and
 outstanding............    10,073,490   3,857,899   2,623,921    6,599,947    4,488,646
Net asset value and
 redemption price per
 share..................  $      18.68 $     20.25 $     17.95 $      24.14  $     14.13
Maximum sales charge
 (5.75% of offering
 price).................          1.14        1.24        1.10         1.48         0.86
                          ------------ ----------- ----------- ------------  -----------
Maximum offering price
 to public..............  $      19.82 $     21.49 $     19.05 $      25.62  $     14.99
                          ============ =========== =========== ============  ===========
CLASS B (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $182,160,369 $41,092,756 $12,287,674 $101,975,716  $79,581,029
Shares of beneficial
 interest issued and
 outstanding............     9,764,530   2,109,660     712,810    4,383,094    5,694,378
Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge)
 .......................  $      18.66 $     19.48 $     17.24 $      23.27  $     13.98
                          ============ =========== =========== ============  ===========
CLASS C (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............            --          --          -- $    112,502  $   231,574
Shares of beneficial
 interest issued and
 outstanding............            --          --          --        4,836       16,571
Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge)
 .......................            --          --          -- $      23.26  $     13.97
                          ============ =========== =========== ============  ===========
CLASS Z (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $    211,690                         $  1,117,388
Shares of beneficial
 interest issued and
 outstanding............        11,329                               45,853
Net asset value,
 offering and redemption
 price per share........  $      18.69                         $      24.37
                          ============                         ============


See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the six months ended March 31, 1998 (unaudited)

                             BALANCED     BLUE CHIP    MID-CAP    SMALL COMPANY  GROWTH AND
                              ASSETS       GROWTH       GROWTH       GROWTH        INCOME
                               FUND         FUND         FUND         FUND          FUND
                                      -------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest.................  $ 3,920,133  $    60,377  $   54,136  $    280,442   $    92,700
 Dividends (net of
  withholding taxes of
  $1,760 on Small Company
  Growth Fund)............    1,458,664      608,712     188,300       501,821       890,863
                            -----------  -----------  ----------  ------------   -----------
 Total investment income..    5,378,797      669,089     242,436       782,263       983,563
                            -----------  -----------  ----------  ------------   -----------
Expenses:
 Investment advisory and
  management fees.........    1,311,911      400,894     209,835       989,799       444,547
 Distribution and service
  maintenance fees--Class
  A.......................      305,925      121,246      76,331       278,377        93,901
 Distribution and service
  maintenance fees--Class
  B.......................      875,521      188,107      61,691       519,061       324,204
 Distribution and service
  maintenance fees--Class
  C.......................          --           --          --            167           236
 Transfer agent fees and
  expenses--Class A.......      246,611       93,658      57,705       216,778        69,992
 Transfer agent fees and
  expenses--Class B.......      218,800       52,744      18,112       126,244        78,715
 Transfer agent fees and
  expenses--Class C.......          --           --          --             72           111
 Transfer agent fees and
  expenses--Class Z.......        6,850          --          --          6,815           --
 Custodian fees and
  expenses................       64,815       38,310      35,855        72,435        38,630
 Trustees' fees and
  expenses................       18,436        5,548       2,967        15,082         5,525
 Printing expense.........       12,775        5,870       2,900        14,845         3,505
 Audit and tax consulting
  fees....................        8,575       12,555      12,555        10,465        12,555
 Legal fees and expenses..        3,400        1,050         945         2,595           910
 Registration fees--Class
  A.......................        2,804        1,148       2,358         8,252         4,112
 Registration fees--Class
  B.......................        2,731          603       2,971         9,460         4,926
 Registration fees--Class
  C.......................          --           --          --          2,502         2,509
 Registration fees--Class
  Z.......................          182          --          --            182           --
 Insurance expense........        2,437          564         339         1,978           379
 Interest expense.........        2,418          --        4,603        37,853            41
 Amortization of
  organizational expenses.          --           --          --            --            139
 Miscellaneous expenses...        2,406          834         500         1,940           335
                            -----------  -----------  ----------  ------------   -----------
 Total expenses...........    3,086,597      923,131     489,667     2,314,902     1,085,272
 Less: expenses
  reimbursed by
  investment adviser......       (6,830)         --          --         (8,489)       (2,550)
                            -----------  -----------  ----------  ------------   -----------
 Net expenses.............    3,079,767      923,131     489,667     2,306,413     1,082,722
                            -----------  -----------  ----------  ------------   -----------
Net investment income
 (loss)...................    2,299,030     (254,042)   (247,231)   (1,524,150)      (99,159)
                            -----------  -----------  ----------  ------------   -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on
 investments..............    9,271,139    3,265,806   5,342,933    10,796,052     4,628,783
Net realized gain on
 foreign currency and
 other assets and
 liabilities..............          --             5         --            --            --
Net change in unrealized
 appreciation/depreciation
 of investments...........   28,552,969   11,843,002  (1,775,853)  (27,160,981)   14,731,264
                            -----------  -----------  ----------  ------------   -----------
Net realized and
 unrealized gain (loss) on
 investments, foreign
 currency and other assets
 and liabilities..........   37,824,108   15,108,813   3,567,080   (16,364,929)   19,360,047
                            -----------  -----------  ----------  ------------   -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS..........  $40,123,138  $14,854,771  $3,319,849  $(17,889,079)  $19,260,888
                            ===========  ===========  ==========  ============   ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                               BALANCED ASSETS FUND             BLUE CHIP GROWTH FUND              MID-CAP GROWTH FUND
                         --------------------------------  --------------------------------  --------------------------------
                         FOR THE SIX MONTHS FOR THE YEAR   FOR THE SIX MONTHS FOR THE YEAR   FOR THE SIX MONTHS FOR THE YEAR
                               ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                           MARCH 31, 1998   SEPTEMBER 30,    MARCH 31, 1998   SEPTEMBER 30,    MARCH 31, 1998   SEPTEMBER 30,
                            (UNAUDITED)         1997          (UNAUDITED)         1997          (UNAUDITED)         1997
                         ------------------ -------------  ------------------ -------------  ------------------ -------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investments income
  (loss)...............     $  2,299,030    $  5,015,077      $   (254,042)   $   (335,991)     $  (247,231)     $  (562,601)
 Net realized gain on
  investments..........        9,271,139      34,784,767         3,265,806      13,956,312        5,342,933       10,239,030
 Net realized gain on
  foreign currency,
  other assets and
  liabilities..........              --              --                  5             --               --               --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments..........       28,552,969      31,289,347        11,843,002      12,669,963       (1,775,853)         984,447
                            ------------    ------------      ------------    ------------      -----------      -----------
Net increase in net
 assets resulting from
 operations............       40,123,138      71,089,191        14,854,771      26,290,284        3,319,849       10,660,876
                            ------------    ------------      ------------    ------------      -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A).....       (1,052,505)     (2,846,051)              --              --               --               --
 From net investment
  income (Class B).....         (571,210)     (2,063,991)              --              --               --               --
 From net investment
  income (Class Z).....           (2,188)           (641)              --              --               --               --
 From net realized
  gains on investments
  (Class A)............      (16,001,494)    (14,835,171)       (8,287,237)     (7,108,685)      (7,536,397)      (1,856,886)
 From net realized
  gains on investments
  (Class B)............      (16,263,710)    (17,300,021)       (4,747,751)     (5,010,638)      (2,258,592)        (619,105)
 From net realized
  gains on investments
  (Class Z)............          (35,253)           (994)              --              --               --               --
                            ------------    ------------      ------------    ------------      -----------      -----------
Total dividends and
 distributions to
 shareholders..........      (33,926,360)    (37,046,869)      (13,034,988)    (12,119,323)      (9,794,989)      (2,475,991)
                            ------------    ------------      ------------    ------------      -----------      -----------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS
 (NOTE 6)..............       21,622,836      (9,585,219)       11,946,494       3,081,521        6,028,681       (4,043,040)
                            ------------    ------------      ------------    ------------      -----------      -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS................       27,819,614      24,457,103        13,766,277      17,252,482         (446,459)       4,141,845
NET ASSETS:
Beginning of period....      342,689,065     318,231,962       105,445,388      88,192,906       59,830,031       55,688,186
                            ------------    ------------      ------------    ------------      -----------      -----------
End of period
 [including
 undistributed net
 investment income
 (loss) for March 31,
 1998 and September 30,
 1997 of $764,842,
 $91,715; ($262,575),
 ($8,538); ($252,042)
 and ($4,811),
 respectively].........     $370,508,679    $342,689,065      $119,211,665    $105,445,388      $59,383,572      $59,830,031
                            ============    ============      ============    ============      ===========      ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                             SMALL COMPANY GROWTH FUND           GROWTH AND INCOME FUND
                          --------------------------------  --------------------------------
                          FOR THE SIX MONTHS FOR THE YEAR   FOR THE SIX MONTHS FOR THE YEAR
                                ENDED            ENDED            ENDED            ENDED
                            MARCH 31, 1998   SEPTEMBER 30,    MARCH 31, 1998   SEPTEMBER 30,
                             (UNAUDITED)         1997          (UNAUDITED)         1997
                          ------------------ -------------  ------------------ -------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)................     $ (1,524,150)   $ (3,953,450)     $    (99,159)   $     73,082
 Net realized gain on
  investments...........       10,796,052      32,482,170         4,628,783      10,454,215
 Net realized loss on
  option contracts......              --          (72,208)              --              --
 Net realized loss on
  foreign currency,
  other assets and
  liabilities...........              --              --                --               (8)
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      (27,160,981)     23,022,865        14,731,264       9,603,085
                             ------------    ------------      ------------    ------------
Net increase (decrease)
 in net assets resulting
 from operations........      (17,889,079)     51,479,377        19,260,888      20,130,374
                             ------------    ------------      ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......              --              --                --          (72,848)
 From net investment
  income (Class B)......              --              --                --          (30,158)
 From net investment
  income (Class C)......              --              --                --              --
 From net investment
  income (Class Z)......              --              --                --              --
 From net realized gains
  on investments (Class
  A)....................      (15,001,692)     (5,628,252)       (5,129,666)     (1,193,264)
 From net realized gains
  on investments (Class
  B)....................      (10,065,127)     (3,985,469)       (6,103,333)       (917,178)
 From net realized gains
  on investments (Class
  C)....................              --              --                --              --
 From net realized gains
  on investments (Class
  Z)....................         (106,214)         (7,070)              --              --
                             ------------    ------------      ------------    ------------
Total dividends and
 distributions to
 shareholders...........      (25,173,033)     (9,620,791)      (11,232,999)     (2,213,448)
                             ------------    ------------      ------------    ------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..       (4,991,097)      2,343,256        32,444,897      49,829,973
                             ------------    ------------      ------------    ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      (48,053,209)     44,201,842        40,472,786      67,746,899
NET ASSETS:
Beginning of period.....      310,608,310     266,406,468       102,748,920      35,002,021
                             ------------    ------------      ------------    ------------
End of period [including
 undistributed net
 investment income
 (loss) for March 31,
 1998 and September 30,
 1997 of ($1,542,449),
 ($18,299); ($101,303)
 and ($2,144),
 respectively]..........     $262,555,101    $310,608,310      $143,221,706    $102,748,920
                             ============    ============      ============    ============

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND
--------------------
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS  RATIO OF
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF    EXPENSES
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD   TO AVERAGE
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)   NET ASSETS
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ---------- -----------
                                                                               CLASS A
                                                                               -------
9/24/93-
 9/30/93(3).....  $15.07    $   --     $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381  1.54%(4)
9/30/94.........   15.13      0.30      (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098  1.58
9/30/95.........   14.62      0.32       2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916  1.50
9/30/96.........   16.42      0.27       1.39        1.66     (0.28)   (0.99)   (1.27)    16.81     10.65     147,035  1.52
9/30/97.........   16.81      0.31       3.43        3.74     (0.31)   (1.75)   (2.06)    18.49     24.81     169,201  1.50
3/31/98(7)......   18.49      0.15       1.89        2.04     (0.11)   (1.74)   (1.85)    18.68     12.09     188,137  1.45(4)
                                                                               CLASS B
                                                                               -------
6/30/93(5)......  $15.63    $ 0.30     $ 2.63      $ 2.93    $(0.30)  $(2.40)  $(2.70)   $15.86     20.29%   $113,871  1.91%(6)
7/01/93-
 9/30/93(5).....   15.86      0.05       0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456  2.10(4)(6)
9/30/94.........   15.13      0.20      (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655  2.21
9/30/95.........   14.62      0.23       2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115  2.12
9/30/96.........   16.42      0.17       1.38        1.55     (0.18)   (0.99)   (1.17)    16.80      9.93     171,197  2.12
9/30/97.........   16.80      0.21       3.43        3.64     (0.21)   (1.75)   (1.96)    18.48     24.09     173,435  2.11
3/31/98(7)......   18.48      0.09       1.89        1.98     (0.06)   (1.74)   (1.80)    18.66     11.75     182,160  2.07(4)
                                                                               CLASS Z
                                                                               -------
10/07/96-
 9/30/97(3).....  $17.07    $ 0.38     $ 3.19      $ 3.57    $(0.40)  $(1.75)  $(2.15)   $18.49     23.56%   $     53  0.99%(4)(6)
3/31/98(7)......   18.49      0.20       1.89        2.09     (0.15)   (1.74)   (1.89)    18.69     12.38         212  1.00(4)(6)
----------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND
---------------------
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS  RATIO OF
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF    EXPENSES
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD   TO AVERAGE
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)   NET ASSETS
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ---------- -----------
                                                                               CLASS A
                                                                               -------
10/08/93-
 9/30/94(3).....  $16.24    $ 0.09     $(0.26)     $(0.17)   $   --   $(0.65)  $(0.65)   $15.42     (1.05)%  $  3,207  1.64%(4)(6)
9/30/95.........   15.42      0.02       2.99        3.01        --    (1.09)   (1.09)    17.34     21.29      42,407  1.58(6)
9/30/96.........   17.34     (0.03)      2.22        2.19        --    (1.91)   (1.91)    17.62     13.88      51,993  1.57
9/30/97.........   17.62     (0.02)      5.05        5.03        --    (2.43)   (2.43)    20.22     32.96      67,812  1.54
3/31/98(7)......   20.22     (0.02)      2.53        2.51        --    (2.48)   (2.48)    20.25     14.35      78,119  1.49(4)
                                                                               CLASS B
                                                                               -------
1/01/93-
 9/30/93(5).....  $13.59    $(0.02)    $ 2.71      $ 2.69    $   --   $   --   $   --    $16.28     19.79%   $ 79,774  2.46%(4)
9/30/94.........   16.28     (0.01)     (0.28)      (0.29)       --    (0.65)   (0.65)    15.34     (1.81)     71,749  2.28
9/30/95.........   15.34     (0.01)      2.89        2.88        --    (1.09)   (1.09)    17.13     20.51      39,533  2.22
9/30/96.........   17.13     (0.14)      2.19        2.05        --    (1.91)   (1.91)    17.27     13.17      36,199  2.23
9/30/97.........   17.27     (0.13)      4.90        4.77        --    (2.43)   (2.43)    19.61     32.02      37,633  2.22
3/31/98(7)......   19.61     (0.08)      2.43        2.35        --    (2.48)   (2.48)    19.48     13.95      41,093  2.15(4)
BALANCED ASSETS FUND
--------------------
                 RATIO OF NET
                  INVESTMENT
                    INCOME                  AVERAGE
     PERIOD       TO AVERAGE     PORTFOLIO COMMISSION
     ENDED        NET ASSETS     TURNOVER  PER SHARE
---------------- --------------- --------- ----------
9/24/93-
 9/30/93(3).....     0.46%(4)        25%    $    NA
9/30/94.........     2.00           141          NA
9/30/95.........     2.13           130          NA
9/30/96.........     1.63           187      0.0611
9/30/97.........     1.86           149      0.0599
3/31/98(7)......     1.62(4)         35      0.0600
6/30/93(5)......     1.94%(6)       251%    $    NA
7/01/93-
 9/30/93(5).....     1.36(4)(6)      25          NA
9/30/94.........     1.36           141          NA
9/30/95.........     1.59           130          NA
9/30/96.........     1.03           187      0.0611
9/30/97.........     1.26           149      0.0599
3/31/98(7)......     1.01(4)         35      0.0600
10/07/96-
 9/30/97(3).....     2.30%(4)(6)    149%    $0.0599
3/31/98(7)......     2.06(4)(6)      35      0.0600
----------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND
---------------------
                 RATIO OF NET
                  INVESTMENT
                    INCOME                  AVERAGE
     PERIOD       TO AVERAGE     PORTFOLIO COMMISSION
     ENDED        NET ASSETS     TURNOVER  PER SHARE
---------------- --------------- --------- ----------
10/08/93-
 9/30/94(3).....     0.65%(4)(6)    170%    $    NA
9/30/95.........     0.11(6)        251          NA
9/30/96.........    (0.18)          269      0.0600
9/30/97.........    (0.11)          211      0.0600
3/31/98(7)......    (0.24)(4)        44      0.0600
1/01/93-
 9/30/93(5).....    (0.14)%(4)      171%    $    NA
9/30/94.........    (0.05)          170          NA
9/30/95.........    (0.09)          251          NA
9/30/96.........    (0.83)          269      0.0600
9/30/97.........    (0.77)          211      0.0600
3/31/98(7)......    (0.90)(4)        44      0.0600

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):

                                 6/30/93 9/30/93 9/30/94 9/30/95 9/30/97 3/31/98
                                 ------- ------- ------- ------- ------- -------
   Balanced Assets Class B......  .05%    .04%     --      --      --      --
   Balanced Assets Class Z......    --      --     --      --    39.42%   6.33%
   Blue Chip Growth Class A.....    --      --    1.66%   .11%     --      --

(7) Unaudited

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND
-------------------
                                         NET
                                     GAIN (LOSS)
                              NET    ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-  MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT     REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME       AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                                               CLASS A
                                                                               -------
12/01/92-
 9/30/93(4).....  $15.64    $(0.09)    $ 3.17      $ 3.08    $   --   $(0.69)  $(0.69)   $18.03     20.42 %   $ 34,918
9/30/94.........   18.03      0.04      (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)      32,906
9/30/95.........   13.78     (0.08)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51       37,714
9/30/96.........   17.80     (0.12)      2.21        2.09        --    (2.11)   (2.11)    17.78     12.92       41,904
9/30/97.........   17.78     (0.15)      3.83        3.68        --    (0.80)   (0.80)    20.66     21.54       46,051
3/31/98(8)......   20.66     (0.06)      0.88        0.82        --    (3.53)   (3.53)    17.95      6.02       47,096
                                                                               CLASS B
                                                                               -------
10/04/93-
 9/30/94(5).....  $18.12    $ 0.03     $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%   $  4,039
9/30/95.........   13.70     (0.18)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55        9,544
9/30/96.........   17.58     (0.24)      2.18        1.94        --    (2.11)   (2.11)    17.41     12.16       13,784
9/30/97.........   17.41     (0.28)      3.73        3.45        --    (0.80)   (0.80)    20.06     20.65       13,779
3/31/98(8)......   20.06     (0.12)      0.83        0.71        --    (3.53)   (3.53)    17.24      5.61       12,288
-----------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
-------------------------
                                         NET
                                     GAIN (LOSS)
                              NET    ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET  INVEST-  MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,     MENT     REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING  INCOME       AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD (LOSS)(2) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                                                               CLASS A
                                                                               -------
12/01/92-
 9/30/93(4)(6)..  $16.46    $(0.02)    $ 4.07      $ 4.05    $   --   $(0.73)  $(0.73)   $19.78     25.68 %   $ 39,238
9/30/94.........   19.78     (0.10)     (1.40)      (1.50)       --    (1.46)   (1.46)    16.82     (7.74)      38,570
9/30/95.........   16.82     (0.04)      8.28        8.24        --    (0.41)   (0.41)    24.65     50.00       89,510
9/30/96.........   24.65     (0.16)      4.29        4.13        --    (4.53)   (4.53)    24.25     19.35      158,567
9/30/97.........   24.25     (0.30)      5.18        4.88        --    (0.86)   (0.86)    28.27     20.84      185,241
3/31/98(8)......   28.27     (0.11)     (1.62)      (1.73)       --    (2.40)   (2.40)    24.14     (5.21)     159,349
                                                                               CLASS B
                                                                               -------
9/24/93-
 9/30/93(5).....  $19.66    $   --     $ 0.12      $ 0.12    $   --   $   --   $   --    $19.78      0.61 %   $ 38,898
9/30/94.........   19.78     (0.20)     (1.42)      (1.62)       --    (1.46)   (1.46)    16.70     (8.40)      52,208
9/30/95.........   16.70     (0.16)      8.19        8.03        --    (0.41)   (0.41)    24.32     49.08       68,313
9/30/96.........   24.32     (0.29)      4.20        3.91        --    (4.53)   (4.53)    23.70     18.60      107,839
9/30/97.........   23.70     (0.44)      5.03        4.59        --    (0.86)   (0.86)    27.43     20.08      124,450
3/31/98(8)......   27.43     (0.18)     (1.58)      (1.76)       --    (2.40)   (2.40)    23.27     (5.50)     101,976
                                                                               CLASS C
                                                                               -------
2/2/98-
 3/31/98(5)(8)..  $21.11    $(0.06)    $ 2.21      $ 2.15    $   --   $   --   $   --    $23.26     10.18 %   $    113
                                                                               CLASS Z
                                                                               -------
10/07/96-
 9/30/97(5).....  $24.61    $(0.15)    $ 4.85      $ 4.70    $   --   $(0.86)  $(0.86)   $28.45     19.78 %   $    948
3/31/98(8)......   28.45     (0.06)     (1.62)      (1.68)       --    (2.40)   (2.40)    24.37     (4.99)       1,117
MID-CAP GROWTH FUND
-------------------
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                 AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS    TURNOVER  PER SHARE
---------------- -------------- -------------- --------- ----------
12/01/92-
 9/30/93(4).....   1.81%(3)       1.18 %(3)       231%    $    NA
9/30/94.........   1.76           0.28            555          NA
9/30/95.........   1.66          (0.51)           392          NA
9/30/96.........   1.62          (0.69)           307      0.0603
9/30/97.........   1.64          (0.84)           332      0.0600
3/31/98(8)......   1.59(3)       (0.73)(3)        176      0.0600
10/04/93-
 9/30/94(5).....   2.43%(3)(7)    0.20 %(3)(7)    555%    $    NA
9/30/95.........   2.31(7)       (0.17)(7)        392          NA
9/30/96.........   2.32          (1.43)           307      0.0603
9/30/97.........   2.35          (1.56)           332      0.0600
3/31/98(8)......   2.31(3)       (1.44)(3)        176      0.0600
-----------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
-------------------------
                                RATIO OF NET
                                 INVESTMENT
                  RATIO OF         INCOME
                  EXPENSES         (LOSS)                 AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS    TURNOVER  PER SHARE
---------------- -------------- -------------- --------- ----------
12/01/92-
 9/30/93(4)(6)..   1.83%(3)      (0.15)%(3)       216%    $    NA
9/30/94.........   1.67          (0.60)           411          NA
9/30/95.........   1.57          (0.22)           351          NA
9/30/96.........   1.53          (0.68)           240      0.0607
9/30/97.........   1.72          (1.27)           343      0.0598
3/31/98(8)......   1.50(3)       (0.91)(3)        177      0.0600
9/24/93-
 9/30/93(5).....   2.34%(3)      (1.70)%(3)       216%    $    NA
9/30/94.........   2.31          (1.23)           411          NA
9/30/95.........   2.22          (0.84)           351          NA
9/30/96.........   2.16          (1.30)           240      0.0607
9/30/97.........   2.34          (1.89)           343      0.0598
3/31/98(8)......   2.13(3)       (1.54)  (3)      177      0.0600
2/2/98-
 3/31/98(5)(8)..   2.15%(3)(7)   (1.65)%(3)(7)    177%     0.0600
10/07/96-
 9/30/97(5).....   1.07%(3)(7)   (0.67)%(3)(7)    343%    $0.0598
3/31/98(8)......   1.07(3)(7)    (0.46)(3)(7)     177      0.0600

------------
(1) Total return is not annualized and does not reflect sales load
(2) Calculated based upon average shares outstanding
(3) Annualized
(4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(5) Commencement of sale of respective class of shares
(6) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993
(7) Net of the following expense reimbursements (based on average net assets):

                                                 9/30/94 9/30/95 9/30/97 3/31/98
                                                 ------- ------- ------- -------
   Mid-Cap Growth Class B.......................  .48%    .17%     --      --
   Small Company Growth Class C.................   --      --      --     15.22%
   Small Company Growth Class Z.................   --      --     2.19%    1.16

(8)Unaudited

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GROWTH AND INCOME FUND
----------------------
                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                                                                               CLASS A
                                                                               -------
7/01/94-
 9/30/94(3).....  $ 7.33     $0.07      $0.10      $0.17     $(0.06)  $   --   $(0.06)   $ 7.44      2.34%   $ 3,098
9/30/95.........    7.44      0.32       1.08       1.40      (0.30)   (0.15)   (0.45)     8.39     19.53      3,532
9/30/96.........    8.39      0.14       2.50       2.64      (0.17)   (0.39)   (0.56)    10.47     32.59     21,099
9/30/97.........   10.47      0.05       3.40       3.45      (0.03)   (0.44)   (0.47)    13.45     34.18     47,219
3/31/98(6)......   13.45      0.01       2.02       2.03         --    (1.35)   (1.35)    14.13     16.50     63,409
                                                                               CLASS B
                                                                               -------
7/06/94-
 9/30/94(3).....  $ 7.33     $0.05      $0.11      $0.16     $(0.05)  $   --   $(0.05)   $ 7.44      2.19%   $   229
9/30/95.........    7.44      0.35       1.03       1.38      (0.28)   (0.15)   (0.43)     8.39     19.19      2,538
9/30/96.........    8.39      0.08       2.50       2.58      (0.13)   (0.39)   (0.52)    10.45     31.75     13,903
9/30/97.........   10.45     (0.03)      3.39       3.36      (0.01)   (0.44)   (0.45)    13.36     33.30     55,530
3/31/98(6)......   13.36     (0.03)      2.00       1.97         --    (1.35)   (1.35)    13.98     16.14     79,581
                                                                               CLASS C
                                                                               -------
2/02/98-
 3/31/98(3)(6)..  $12.78    $(0.01)     $1.20      $1.19     $   --   $   --   $   --    $13.97      9.31%   $   232
GROWTH AND INCOME FUND
----------------------
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                  EXPENSES        INCOME                   AVERAGE
     PERIOD      TO AVERAGE     TO AVERAGE      PORTFOLIO COMMISSION
     ENDED       NET ASSETS     NET ASSETS      TURNOVER  PER SHARE
---------------- ------------- ---------------- --------- ----------
7/01/94-
 9/30/94(3).....  1.50%(4)(5)      3.48%(4)(5)       8%    $    NA
9/30/95.........  0.46(5)          4.16(5)         230          NA
9/30/96.........  0.96(5)          1.52(5)         161      0.0600
9/30/97.........  1.38(5)          0.45(5)         200      0.0600
3/31/98(6)......  1.48(4)          0.18(4)          76      0.0600
7/06/94-
 9/30/94(3).....  2.15%(4)(5)      2.86% (4)(5)      8%    $    NA
9/30/95.........  0.30(5)          4.48 (5)        230          NA
9/30/96.........  1.58(5)          0.73 (5)        161      0.0600
9/30/97.........  2.05(5)         (0.27)(5)        200      0.0600
3/31/98(6)......  2.11(4)         (0.45)(4)         76      0.0600
2/02/98-
 3/31/98(3)(6)..  2.15%(4)(5)     (0.44)%(4)(5)     76%    $0.0600

--------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                         9/30/94 9/30/95 9/30/96 9/30/97 3/31/98
                                         ------- ------- ------- ------- -------
   Growth and Income Class A............   4.48%  2.96%   1.01%   0.22%      --
   Growth and Income Class B............  20.35   5.07    1.14    0.21       --
   Growth and Income Class C............     --     --      --      --    10.81%

(6) Unaudited


See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited)

                                       VALUE
   SECURITY DESCRIPTION     SHARES   (NOTE 2)
-----------------------------------------------------------
COMMON STOCK--68.6%
AEROSPACE & MILITARY TECHNOLOGY--
 0.4%
 Boeing Co................   30,000 $ 1,563,750
                                    -----------
APPAREL & TEXTILES--1.4%
 Gap, Inc. ...............   80,000   3,600,000
 Oakley, Inc.+............  125,000   1,445,312
                                    -----------
                                      5,045,312
                                    -----------
BANKS--8.8%
 BankAmerica Corp.........   30,000   2,478,750
 BankBoston Corp..........   40,000   4,410,000
 Chase Manhattan Corp.....   25,000   3,371,875
 Citicorp.................   20,000   2,840,000
 First Union Corp.........   60,000   3,405,000
 Mellon Bank Corp. .......   40,000   2,540,000
 NationsBank Corp. .......   60,000   4,376,250
 Summit Bancorp...........  187,500   9,386,719
                                    -----------
                                     32,808,594
                                    -----------
BROADCASTING & MEDIA--0.2%
 CBS Corp.+...............   25,000     848,438
                                    -----------
BUSINESS SERVICES--2.3%
 American Express Co......   50,000   4,590,625
 Cendant Corp.+...........   97,124   3,848,538
                                    -----------
                                      8,439,163
                                    -----------
CHEMICALS--0.7%
 du Pont (E.I.) de Nemours
  & Co....................   40,000   2,720,000
                                    -----------
COMMUNICATION EQUIPMENT--0.9%
 Tellabs, Inc.+...........   50,000   3,356,250
                                    -----------
COMPUTERS & BUSINESS EQUIPMENT--
 3.4%
 Cisco Systems, Inc.+.....   52,500   3,589,687
 Dell Computer Corp.+.....   40,000   2,710,000
 Hewlett-Packard Co.......   50,000   3,168,750
 International Business
  Machines Corp...........   30,000   3,116,250
                                    -----------
                                     12,584,687
                                    -----------
CONGLOMERATE--3.4%
 General Electric Co......   60,000   5,171,250
 Schlumberger Ltd.........   50,000   3,787,500
 United Technologies
  Corp....................   40,000   3,692,500
                                    -----------
                                     12,651,250
                                    -----------
DEPARTMENT STORES--1.1%
 Wal-Mart Stores, Inc.....   80,000   4,065,000
                                    -----------
ELECTRONICS--2.9%
 Applied Materials, Inc.+.   60,000   2,118,750
 Intel Corp...............   40,000   3,122,500
 Motorola, Inc............   30,000   1,818,750
 Texas Instruments, Inc...   65,000   3,518,125
                                    -----------
                                     10,578,125
                                    -----------

                                     VALUE
  SECURITY DESCRIPTION    SHARES   (NOTE 2)
ENERGY SERVICES--2.8%
 Baker Hughes, Inc.......  70,000 $ 2,817,500
 ENSCO International,
  Inc....................  60,000   1,665,000
 EVI, Inc.+..............  50,000   2,315,625
 Halliburton Co..........  70,000   3,513,125
                                  -----------
                                   10,311,250
                                  -----------
ENERGY SOURCES--2.0%
 Chevron Corp. ..........  30,000   2,409,375
 Mobil Corp. ............  20,000   1,532,500
 Royal Dutch Petroleum
  Co.....................  30,000   1,704,375
 Texaco, Inc.............  30,000   1,807,500
                                  -----------
                                    7,453,750
                                  -----------
FINANCIAL SERVICES--10.7%
 American General Corp...  55,000   3,557,812
 Associates First Capital
  Corp., Class A.........  25,000   1,975,000
 Beneficial Corp.........  25,000   3,107,813
 Capital One Financial
  Corp. .................  40,000   3,155,000
 CIT Group, Inc., Class
  A......................  45,000   1,468,125
 Donaldson, Lufkin &
  Jenrette, Inc..........  30,000   2,546,250
 Fleet Financial Group,
  Inc....................  30,000   2,551,875
 Lehman Brothers
  Holdings, Inc..........  35,000   2,620,625
 Morgan Stanley, Dean
  Witter, Discover & Co..  50,000   3,643,750
 Paine Webber Group,
  Inc....................  50,000   2,006,250
 Providian Financial
  Corp...................  50,000   2,871,875
 ReliaStar Financial
  Corp...................  60,300   2,777,569
 Travelers Group, Inc....  67,500   4,050,000
 Wells Fargo & Co........  10,000   3,312,500
                                  -----------
                                   39,644,444
                                  -----------
FOOD, BEVERAGE & TOBACCO--1.1%
 Philip Morris Cos.,
  Inc.................... 100,000   4,168,750
                                  -----------
FOREST PRODUCTS--0.5%
 Bowater, Inc............  30,000   1,693,125
                                  -----------
HOUSEHOLD PRODUCTS--1.8%
 Procter & Gamble Co.....  20,000   1,687,500
 Warner-Lambert Co.......  30,000   5,109,375
                                  -----------
                                    6,796,875
                                  -----------
INSURANCE--4.1%
 Allstate Corp...........  35,000   3,217,812
 Conseco, Inc. ..........  70,000   3,963,750
 Equitable Cos., Inc. ...  35,000   1,975,313
 Hartford Financial
  Services Group, Inc. ..  30,000   3,255,000
 St. Paul Cos., Inc. ....  30,000   2,673,750
                                  -----------
                                   15,085,625
                                  -----------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)


                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
LEISURE & TOURISM--0.7%
 Carnival Corp., Class A....................................  40,000 $ 2,790,000
                                                                     -----------
MEDICAL PRODUCTS--1.8%
 Amgen, Inc.+...............................................  25,000   1,521,875
 Beckman Instruments, Inc. .................................  49,900   2,859,894
 Johnson & Johnson..........................................  30,000   2,199,375
                                                                     -----------
                                                                       6,581,144
                                                                     -----------
PHARMACEUTICALS--6.0%
 Biogen, Inc.+..............................................  30,000   1,445,625
 Bristol-Myers Squibb Co....................................  30,000   3,129,375
 Chiron Corp.+..............................................  40,000     837,500
 IDEC Pharmaceuticals Corp.+................................  65,500   2,898,375
 Lilly (Eli) & Co...........................................  25,000   1,490,625
 Merck & Co., Inc...........................................  25,000   3,209,375
 Neurex Corp.+..............................................  85,000   2,029,375
 Pfizer, Inc................................................  40,000   3,987,500
 Schering-Plough Corp. .....................................  40,000   3,267,500
                                                                     -----------
                                                                      22,295,250
                                                                     -----------
SOFTWARE--1.0%
 Microsoft Corp.+...........................................  40,000   3,580,000
                                                                     -----------
SPECIALTY RETAIL--2.6%
 CVS Corp. .................................................  35,000   2,642,500
 Dayton Hudson Corp.........................................  35,000   3,080,000
 Home Depot, Inc............................................  57,500   3,877,656
                                                                     -----------
                                                                       9,600,156
                                                                     -----------
TELECOMMUNICATIONS--6.1%
 AirTouch Communications, Inc.+.............................  30,000   1,468,125
 AT&T Corp. ................................................ 130,000   8,531,250
 Bell Atlantic Corp.........................................  35,000   3,587,500
 Lucent Technologies, Inc...................................  40,000   5,115,000
 WorldCom, Inc.+............................................  90,000   3,875,625
                                                                     -----------
                                                                      22,577,500
                                                                     -----------
TRANSPORTATION--0.6%
 Burlington Northern Santa Fe Corp..........................  20,000   2,080,000
                                                                     -----------
UTILITIES--1.3%
 Duke Energy Corp...........................................  50,000   2,978,125
 Enron Corp.................................................  40,000   1,855,000
                                                                     -----------
                                                                       4,833,125
                                                                     -----------
TOTAL COMMON STOCK
 (COST $181,030,826)........................................         254,151,563
                                                                     -----------


                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
BONDS & NOTES--11.2%
AEROSPACE & MILITARY TECHNOLOGY--1.1%
 Lockheed Martin Corp. 7.25% due 5/15/06..........       $4,000      $ 4,195,760
                                                                     -----------
AUTOMOTIVE--1.5%
 Chrysler Corp. 7.45% due 3/01/27.................        5,000        5,367,200
                                                                     -----------
BANKS--0.6%
 Chase Manhattan Corp. 7.88% due 8/01/04..........        2,000        2,033,700
                                                                     -----------
ELECTRONICS--0.8%
 Texas Instruments, Inc. 6.13% due 2/01/06........        3,000        2,963,280
                                                                     -----------
FINANCIAL SERVICES--5.8%
 Bear Stearns Cos., Inc. 6.63% due 1/15/04........        5,000        5,066,350
 Donaldson, Lufkin & Jenrette, Inc. 6.88% due
  11/01/05........................................        2,000        2,030,340
 Ford Motor Credit Co. 8.00% due 6/15/02..........        5,000        5,318,850
 Goldman Sachs Group-L.P.* 6.60% due 7/15/02......        5,000        5,053,600
 Morgan Stanley, Dean Witter, Discover & Co.
  6.88% due 3/01/07...............................        4,000        4,114,640
                                                                     -----------
                                                                      21,583,780
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--1.4%
 Hershey Foods Corp. 7.20% due 8/15/27............        5,000        5,345,200
                                                                     -----------
TOTAL BONDS & NOTES
 (COST $39,789,170)...............................                    41,488,920
                                                                     -----------
U.S. GOVERNMENT AND AGENCIES--19.0%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
 5.75% due 2/15/08................................        1,000          983,280
 6.50% due 9/01/10................................        2,920        2,942,049
                                                                     -----------
                                                                       3,925,329
                                                                     -----------
 U.S. TREASURY BONDS--4.8%
 6.38% due 8/15/27................................        5,000        5,281,250
 11.25% due 2/15/15...............................        8,000       12,510,000
                                                                     -----------
                                                                      17,791,250
                                                                     -----------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)

                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES (CONTINUED)
 U.S. TREASURY NOTES--13.1%
 Strip zero coupon due 2/15/05...................      $ 8,050      $  5,446,067
 5.50% due 1/31/03...............................        7,500         7,451,925
 5.88% due 8/31/99...............................        5,000         5,017,950
 6.25% due 3/31/99...............................       15,000        15,100,800
 6.50% due 10/15/06..............................       10,000        10,493,700
 6.88% due 3/31/00...............................        5,000         5,118,750
                                                                    ------------
                                                                      48,629,192
                                                                    ------------
TOTAL U.S. GOVERNMENT AND AGENCIES
 (COST $68,508,383)..............................                     70,345,771
                                                                    ------------
TOTAL INVESTMENT SECURITIES--98.8%
 (COST $289,328,379).............................                    365,986,254
                                                                    ------------

                           PRINCIPAL AMOUNT    VALUE
   SECURITY DESCRIPTION     (IN THOUSANDS)    (NOTE 2)
REPURCHASE AGREEMENTS--
 0.5%
 Agreement with State
  Street Bank & Trust Co.,
  bearing interest of 5.0%
  dated 3/31/98 to be
  repurchased 4/01/98 in
  the amount of $1,000,139
  and collateralized by
  $1,020,000 U.S. Treasury
  Notes 6.00% due 2/15/26
  approximate aggregate
  value $1,028,183........      $1,000      $  1,000,000
 Joint Repurchase
  Agreement Account (Note
  2)......................         890           890,000
                                            ------------
TOTAL REPURCHASE
 AGREEMENTS
 (COST $1,890,000)........                     1,890,000
                                            ------------
TOTAL INVESTMENTS--
 (COST $291,218,379)......        99.3%      367,876,254
Other assets less
 liabilities..............         0.7         2,632,425
                                ------      ------------
NET ASSETS-- .............       100.0%     $370,508,679
                                ======      ============

--------
+ Non-income producing security
* Resale restricted to qualified institutional buyers

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited)

                                      VALUE
   SECURITY DESCRIPTION    SHARES   (NOTE 2)
----------------------------------------------------------
COMMON STOCK--97.6%
AEROSPACE & MILITARY TECHNOLOGY--
 0.7%
 Boeing Co................  15,000 $   781,875
                                   -----------
APPAREL & TEXTILES--2.6%
 Gap, Inc.................  45,000   2,025,000
 Oakley, Inc.+............  90,000   1,040,625
                                   -----------
                                     3,065,625
                                   -----------
BANKS--10.4%
 BankAmerica Corp.........  10,000     826,250
 BankBoston Corp..........  15,000   1,653,750
 Chase Manhattan Corp.....  15,000   2,023,125
 Citicorp.................  12,000   1,704,000
 First Union Corp.........  25,000   1,418,750
 Mellon Bank Corp.........  20,000   1,270,000
 NationsBank Corp.........  17,000   1,239,938
 Summit Bancorp...........  45,000   2,252,812
                                   -----------
                                    12,388,625
                                   -----------
BROADCASTING & MEDIA--0.5%
 CBS Corp.+...............  20,000     678,750
                                   -----------
BUSINESS SERVICES--3.6%
 American Express Co......  25,000   2,295,312
 Cendant Corp.+...........  49,062   1,944,082
                                   -----------
                                     4,239,394
                                   -----------
CHEMICALS--0.6%
 du Pont (E.I.) de Nemours
  & Co....................  10,000     680,000
                                   -----------
COMMUNICATION EQUIPMENT--1.4%
 Tellabs, Inc.+...........  25,000   1,678,125
                                   -----------
COMPUTERS & BUSINESS EQUIPMENT--
 5.2%
 Cisco Systems, Inc.+.....  30,000   2,051,250
 Dell Computer Corp.+.....  20,000   1,355,000
 Hewlett-Packard Co.......  20,000   1,267,500
 International Business
  Machines Corp...........  15,000   1,558,125
                                   -----------
                                     6,231,875
                                   -----------
CONGLOMERATE--3.9%
 General Electric Co......  20,000   1,723,750
 Schlumberger Ltd.........  20,000   1,515,000
 United Technologies
  Corp....................  15,000   1,384,688
                                   -----------
                                     4,623,438
                                   -----------

                                    VALUE
  SECURITY DESCRIPTION    SHARES  (NOTE 2)
DEPARTMENT STORES--1.3%
 Wal-Mart Stores, Inc.... 30,000 $ 1,524,375
                                 -----------
ELECTRONICS--4.6%
 Applied Materials,
  Inc.+.................. 30,000   1,059,375
 Intel Corp.............. 20,000   1,561,250
 Motorola, Inc........... 20,000   1,212,500
 Texas Instruments,
  Inc.................... 30,000   1,623,750
                                 -----------
                                   5,456,875
                                 -----------
ENERGY SERVICES--3.8%
 Baker Hughes, Inc....... 25,000   1,006,250
 ENSCO International,
  Inc.................... 30,000     832,500
 EVI, Inc.+.............. 25,000   1,157,813
 Halliburton Co.......... 30,000   1,505,625
                                 -----------
                                   4,502,188
                                 -----------
ENERGY SOURCES--2.3%
 Chevron Corp............ 10,000     803,125
 Mobil Corp.............. 10,000     766,250
 Royal Dutch Petroleum
  Co..................... 10,000     568,125
 Texaco, Inc............. 10,000     602,500
                                 -----------
                                   2,740,000
                                 -----------
FINANCIAL SERVICES--15.3%
 American General Corp... 25,000   1,617,188
 Associates First Capital
  Corp., Class A......... 15,000   1,185,000
 Beneficial Corp......... 10,000   1,243,125
 Capital One Financial
  Corp................... 25,000   1,971,875
 CIT Group, Inc., Class
  A...................... 25,000     815,625
 Donaldson, Lufkin &
  Jenrette, Inc.......... 15,000   1,273,125
 Fleet Financial Group,
  Inc.................... 10,000     850,625
 Lehman Brothers
  Holdings, Inc.......... 15,000   1,123,125
 Morgan Stanley, Dean
  Witter,
  Discover & Co.......... 20,000   1,457,500
 Paine Webber Group,
  Inc.................... 30,000   1,203,750
 ReliaStar Financial
  Corp................... 45,400   2,091,237
 Travelers Group, Inc.... 30,000   1,800,000
 Wells Fargo & Co........  5,000   1,656,250
                                 -----------
                                  18,288,425
                                 -----------
FOOD, BEVERAGE & TOBACCO--1.0%
 Philip Morris Cos.,
  Inc.................... 30,000   1,250,625
                                 -----------
FOREST PRODUCTS--0.5%
 Bowater, Inc............ 10,000     564,375
                                 -----------
HOUSEHOLD PRODUCTS--2.1%
 Warner-Lambert Co....... 15,000   2,554,688
                                 -----------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)


                                    VALUE
  SECURITY DESCRIPTION    SHARES   (NOTE 2)
---------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE--6.1%
 Allstate Corp........... 15,000 $  1,379,062
 Conseco, Inc............ 30,000    1,698,750
 Equitable Cos., Inc..... 15,000      846,563
 Hartford Financial
  Services Group, Inc.... 15,000    1,627,500
 St. Paul Cos., Inc...... 20,000    1,782,500
                                 ------------
                                    7,334,375
                                 ------------
LEISURE & TOURISM--1.2%
 Carnival Corp., Class
  A...................... 20,000    1,395,000
                                 ------------
MEDICAL PRODUCTS--2.6%
 Amgen, Inc.+............ 13,000      791,375
 Beckman Instruments,
  Inc.................... 15,000      859,688
 Johnson & Johnson....... 20,000    1,466,250
                                 ------------
                                    3,117,313
                                 ------------
PHARMACEUTICALS--8.9%
 Biogen, Inc.+........... 20,000      963,750
 Bristol-Myers Squibb
  Co. ................... 10,000    1,043,125
 Chiron Corp.+........... 30,000      628,125
 IDEC Pharmaceuticals
  Corp.+................. 45,000    1,991,250
 Lilly (Eli) & Co........ 10,000      596,250
 Merck & Co., Inc........ 10,000    1,283,750
 Neurex Corp.+........... 30,000      716,250
 Pfizer, Inc............. 22,000    2,193,125
 Schering-Plough Corp.... 15,000    1,225,312
                                 ------------
                                   10,640,937
                                 ------------
POLLUTION CONTROL--1.2%
 US Filter Corp.+........ 40,000    1,405,000
                                 ------------


SOFTWARE--2.1%
 HBO & Co................ 20,000    1,207,500
 Microsoft Corp.+........ 15,000    1,342,500
                                 ------------
                                    2,550,000
                                 ------------

                                          SHARES/
                                      PRINCIPAL AMOUNT    VALUE
        SECURITY DESCRIPTION           (IN THOUSANDS)    (NOTE 2)
SPECIALTY RETAIL--3.5%
 CVS Corp...........................       15,000      $  1,132,500
 Dayton Hudson Corp.................       15,000         1,320,000
 Home Depot, Inc....................       25,500         1,719,656
                                                       ------------
                                                          4,172,156
                                                       ------------
TELECOMMUNICATIONS--10.5%
 AirTouch Communications, Inc.+.....       20,000           978,750
 AT&T Corp..........................       60,000         3,937,500
 Bell Atlantic Corp.................       15,000         1,537,500
 Frontier Corp......................       40,000         1,302,500
 Lucent Technologies, Inc...........       20,000         2,557,500
 Nextel Communications, Inc.,
  Class A+..........................       20,000           675,000
 WorldCom, Inc.+....................       35,000         1,507,187
                                                       ------------
                                                         12,495,937
                                                       ------------
TRANSPORTATION--0.9%
 Burlington Northern Santa Fe
  Corp..............................       10,000         1,040,000
                                                       ------------
UTILITIES--0.8%
 Enron Corp.........................       20,000           927,500
                                                       ------------
TOTAL INVESTMENT SECURITIES--97.6%
 (COST $85,914,497).................                    116,327,476
                                                       ------------
REPURCHASE AGREEMENT--2.2%
 Joint Repurchase Agreement Account
  (Note 2)
  (COST $2,624,000).................       $2,624         2,624,000
                                                       ------------
TOTAL INVESTMENTS--
 (cost $88,538,497).................         99.8%      118,951,476
Other assets less liabilities.......          0.2           260,189
                                           ------      ------------
NET ASSETS--                                100.0%     $119,211,665
                                           ======      ============

--------
+Non-income producing security

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited)

                                                                     VALUE
                   SECURITY DESCRIPTION                    SHARES  (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--95.4%
APPAREL & TEXTILES--3.4%
 Cutter & Buck, Inc.+..................................... 10,000 $   258,750
 Gap, Inc.................................................  7,500     337,500
 Oakley, Inc.+............................................ 50,000     578,125
 Tefron Ltd.+............................................. 10,000     243,750
 TJX Cos., Inc............................................ 13,200     597,300
                                                                  -----------
                                                                    2,015,425
                                                                  -----------
AUTOMOTIVE--0.5%
 Avis Rent A Car Inc...................................... 10,000     324,375
                                                                  -----------
BANKS--3.8%
 Hibernia Corp., Class A.................................. 20,000     411,250
 PNC Bank Corp............................................ 20,000   1,198,750
 Summit Bancorp........................................... 12,500     625,781
                                                                  -----------
                                                                    2,235,781
                                                                  -----------
BROADCASTING & MEDIA--6.3%
 Chancellor Media Corp.+.................................. 10,000     458,750
 Cinar Films, Inc., Class B+.............................. 13,600     579,700
 Clear Channel Communications, Inc.+......................  3,900     382,200
 Comcast Corp., Class A................................... 15,000     529,687
 DoubleClick, Inc.+....................................... 16,000     562,000
 Jacor Communications, Inc.+.............................. 12,000     708,000
 Univision Communications, Inc.+.......................... 14,400     536,400
                                                                  -----------
                                                                    3,756,737
                                                                  -----------
BUSINESS SERVICES--4.2%
 Cendant Corp.+........................................... 11,000     435,875
 CMG Information Services Inc. ........................... 10,000     579,375
 H&R Block, Inc........................................... 10,000     475,625
 Hypercom Corp............................................ 50,000     665,625
 Unicom Corp.............................................. 10,000     350,000
                                                                  -----------
                                                                    2,506,500
                                                                  -----------
CHEMICALS--0.3%
 Solutia, Inc.............................................  7,000     208,250
                                                                  -----------
COMMUNICATION EQUIPMENT--0.6%
 Positron Fiber Systems Corp., Class A+................... 50,000     384,375
                                                                  -----------
COMPUTERS & BUSINESS EQUIPMENT--1.8%
 Storage Technology Corp.+................................  5,000     380,313
 Sun Microsystems, Inc. +................................. 16,000     667,500
                                                                  -----------
                                                                    1,047,813
                                                                  -----------
CONTAINERS & STORAGE--0.7%
 Owens-Illinois, Inc.+.................................... 10,000     432,500
                                                                  -----------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
ELECTRONICS--1.0%
 Aavid Thermal Technologies, Inc.+.......................... 15,000 $   463,125
 Lam Research Corp.+........................................  3,700     104,063
                                                                    -----------
                                                                        567,188
                                                                    -----------
ENERGY SERVICES--7.6%
 Cabot Corp................................................. 15,000     553,125
 EVI, Inc.+................................................. 12,000     555,750
 Friede Goldman International, Inc.+........................ 19,000     548,625
 Global Marine, Inc.+....................................... 24,000     594,000
 Nabors Industries, Inc.+................................... 25,000     592,187
 R & B Falcon Corp.+........................................ 21,000     622,125
 Unitrode Corp.+............................................ 23,000     428,375
 Varco International, Inc.+................................. 23,000     592,250
                                                                    -----------
                                                                      4,486,437
                                                                    -----------
ENERGY SOURCES--1.0%
 Amerada Hess Corp.......................................... 10,000     583,125
                                                                    -----------
FINANCIAL SERVICES--4.4%
 Crestar Financial Corp.....................................  7,000     413,875
 Fleet Financial Group, Inc................................. 10,780     916,974
 Lehman Brothers Holdings, Inc.............................. 17,000   1,272,875
                                                                    -----------
                                                                      2,603,724
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--3.1%
 American Home Products Corp................................  3,000     286,125
 Beringer Wine Estates Holdings, Inc., Class B+............. 10,200     526,575
 Sysco Corp................................................. 40,000   1,025,000
                                                                    -----------
                                                                      1,837,700
                                                                    -----------
FOREST PRODUCTS--0.9%
 Sealed Air Corp.+..........................................  8,500     556,750
                                                                    -----------
HEALTH SERVICES--1.6%
 Healthcare Financial Partners, Inc.+....................... 20,400     966,450
                                                                    -----------
HOUSEHOLD PRODUCTS--3.0%
 Dial Corp. New............................................. 10,000     239,375
 Scotts Co., Class A+....................................... 20,000     692,500
 Warner-Lambert Co..........................................  5,000     851,563
                                                                    -----------
                                                                      1,783,438
                                                                    -----------
INSURANCE--2.7%
 Conseco, Inc............................................... 10,000     566,250
 Reliance Group Holdings, Inc............................... 55,000   1,051,875
                                                                    -----------
                                                                      1,618,125
                                                                    -----------
LEISURE & TOURISM--3.1%
 Carnival Corp., Class A.................................... 15,000   1,046,250
 Outback Steakhouse, Inc.+.................................. 20,000     782,500
                                                                    -----------
                                                                      1,828,750
                                                                    -----------

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MACHINERY--1.9%
 Black & Decker Corp........................................ 10,000 $   530,625
 Cooper Industries, Inc..................................... 10,000     594,375
                                                                    -----------
                                                                      1,125,000
                                                                    -----------
MEDICAL PRODUCTS--2.3%
 Arterial Vascular Engineering, Inc.+....................... 20,000     732,500
 Symphonix Devices Inc...................................... 20,000     337,500
 Transgene SA, ADR+(1)...................................... 21,000     318,938
                                                                    -----------
                                                                      1,388,938
                                                                    -----------
METALS & MINING--1.1%
 EASCO, Inc. ............................................... 42,000     640,500
                                                                    -----------
PHARMACEUTICALS--3.0%
 ICN Pharmaceuticals, Inc. ................................. 20,000     985,000
 Schering-Plough Corp....................................... 10,000     816,875
                                                                    -----------
                                                                      1,801,875
                                                                    -----------
POLLUTION CONTROL--2.0%
 American Disposal Services, Inc.+.......................... 20,000     755,000
 USA Waste Services, Inc. .................................. 10,000     445,625
                                                                    -----------
                                                                      1,200,625
                                                                    -----------
RETAIL--0.3%
 Dollar Tree Stores, Inc.+..................................  3,000     159,375
                                                                    -----------
SOFTWARE--15.0%
 America Online, Inc.+...................................... 10,000     683,125
 Applied Voice Technology, Inc.+............................  7,500     292,500
 Cadence Design Systems, Inc.+.............................. 15,000     519,375
 Crystal Systems Solutions Ltd.+............................ 30,000     553,125
 HBO & Co................................................... 22,000   1,328,250
 Keane, Inc.+............................................... 10,000     565,000
 Legato Systems, Inc.+......................................  9,000     534,375
 Logility Inc.+............................................. 50,000     559,375
 Lycos Inc.+................................................ 12,500     553,125
 MetaCreations Software Inc.+............................... 50,000     365,625
 Microsoft Corp.+...........................................  6,000     537,000
 Peregrine Systems, Inc.+................................... 30,000     573,750
 PSINet, Inc.+.............................................. 40,000     445,000
 Segue Software, Inc.+......................................  6,600      85,800
 Vantive Corp.+............................................. 20,000     731,250
 Veritas Software Co.+......................................  7,500     443,437
 VocalTec Communications Ltd.+..............................  6,000     123,000
                                                                    -----------
                                                                      8,893,112
                                                                    -----------
SPECIALTY RETAIL--1.3%
 Dayton Hudson Corp.........................................  5,000     440,000
 Movado Group Inc........................................... 11,800     340,725
                                                                    -----------
                                                                        780,725
                                                                    -----------

                                                       SHARES/
                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
TELECOMMUNICATIONS--13.9%
 Electric Lightwave Inc...........................      30,000      $   600,000
 Frontier Corp....................................      20,000          651,250
 GST Telecommunications Inc.+.....................      30,000          451,875
 ICG Communications Inc. .........................       9,000          335,250
 IXC Communications Inc. .........................      10,000          570,625
 Lucent Technologies, Inc.........................       5,000          639,375
 Mobile Telecommunication Technologies Corp.+.....      20,000          447,500
 Primus Telecommunications Group Inc.+............      10,000          290,000
 Qwest Communications International, Inc.+........      20,000          777,500
 Saville Systems PLC ADR+(1)......................      10,000          512,500
 Star Telecommunications Inc.+....................      10,000          556,250
 STARTEC Global Communications Corp.+.............      13,000          325,000
 Tele-Communications, Inc.,
  Series A+.......................................      20,000          621,875
 Tele-Communications, Liberty Media Group, Inc.,
  Series A+.......................................      20,000          687,500
 Winstar Communications, Inc.+....................      18,000          769,500
                                                                    -----------
                                                                      8,236,000
                                                                    -----------
TELEPHONE--1.2%
 Cincinnati Bell, Inc.............................      20,000          712,500
                                                                    -----------
UTILITIES--3.4%
 CMS Energy Corp. ................................      10,000          469,375
 Duke Energy Corp.................................       2,300          136,994
 Montana Power Co. ...............................       8,000          288,500
 Niagara Mohawk Power Corp........................      25,000          325,000
 SCANA Corp.......................................      25,000          773,437
                                                                    -----------
                                                                      1,993,306
                                                                    -----------
TOTAL INVESTMENT SECURITIES--95.4%
  (COST $46,858,306)..............................                   56,675,399
                                                                    -----------
REPURCHASE AGREEMENT--1.8%
 Joint Repurchase Agreement
  Account (Note 2)
  (cost $1,037,000)...............................      $1,037        1,037,000
                                                                    -----------
TOTAL INVESTMENTS--
  (COST $47,895,306)..............................        97.2%      57,712,399
Other assets less liabilities.....................         2.8        1,671,173
                                                        ------      -----------
NET ASSETS--......................................       100.0%     $59,383,572
                                                        ======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited)

                                                                    VALUE
                  SECURITY DESCRIPTION                   SHARES    (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--96.9%
AEROSPACE & MILITARY TECHNOLOGY--0.7%
 Aeroflex Inc.+......................................... 136,000 $  1,802,000
                                                                 ------------
APPAREL & TEXTILES--0.9%
 Oakley, Inc.+.......................................... 205,000    2,370,313
                                                                 ------------
BANKS--6.7%
 First American Corp. (Tennessee).......................  61,000    2,989,000
 Hamilton Bancorp, Inc.+................................  50,000    1,650,000
 Hibernia Corp., Class A................................  78,000    1,603,875
 PNC Bank Corp..........................................  61,900    3,710,131
 Republic First Bancorp, Inc.+..........................  42,000      538,125
 Summit Bancorp.........................................  87,250    4,367,953
 U.S. Bancorp...........................................  21,425    2,672,769
                                                                 ------------
                                                                   17,531,853
                                                                 ------------
BROADCASTING & MEDIA--6.8%
 Chancellor Media Corp.+................................ 105,000    4,816,875
 Clear Channel Communications, Inc.+....................  19,300    1,891,400
 DoubleClick, Inc.+.....................................  80,300    2,820,537
 Ha-Lo Industries, Inc.+................................  88,000    3,074,500
 Jacor Communications, Inc.+............................  53,000    3,127,000
 Univision Communications, Inc.+........................  59,000    2,197,750
                                                                 ------------
                                                                   17,928,062
                                                                 ------------
BUSINESS SERVICES--6.6%
 Boron, LePore & Associates, Inc.+......................  76,200    2,524,125
 H&R Block, Inc.........................................  30,000    1,426,875
 Icon CMT Corp.+........................................  65,000    1,007,500
 IDT Corp.+.............................................  50,000    1,875,000
 JLK Direct Distribution, Inc.+.........................  50,000    1,909,375
 NCO Group, Inc.+.......................................  52,900    1,322,500
 Pre-Paid Legal Services, Inc.+.........................  30,000    1,065,000
 ProSoft Development, Inc.+.............................  64,300      413,931
 ProSoft Development, Inc.+(2)(3)....................... 100,000      597,375
 Snyder Communications, Inc.+...........................  20,000      937,500
 Sterling Commerce, Inc.+...............................  65,000    3,014,375
 Vision Twenty One, Inc.+............................... 102,000    1,198,500
                                                                 ------------
                                                                   17,292,056
                                                                 ------------
COMMUNICATION EQUIPMENT--0.7%
 Tellabs, Inc.+.........................................   8,700      583,988
 Visual Networks, Inc.+.................................  48,000    1,248,000
                                                                 ------------
                                                                    1,831,988
                                                                 ------------

                                                                      VALUE
                   SECURITY DESCRIPTION                    SHARES    (NOTE 2)
COMPUTERS & BUSINESS EQUIPMENT--1.9%
 Computer Task Group, Inc. ...............................  52,700 $  2,170,581
 Henry (Jack) & Associates, Inc...........................   7,500      270,000
 Office Depot, Inc.+......................................  70,600    2,197,425
 Whittman-Hart, Inc.+.....................................   4,500      203,625
                                                                   ------------
                                                                      4,841,631
                                                                   ------------
CONSTRUCTION & HOUSING--0.9%
 Engle Homes, Inc. .......................................  55,000      921,250
 Toll Brothers, Inc.+.....................................  50,000    1,406,250
                                                                   ------------
                                                                      2,327,500
                                                                   ------------
ELECTRONICS--1.8%
 ATMI, Inc.+..............................................  83,500    2,525,875
 Lam Research Corp.+......................................  16,100      452,813
 Uniphase Corp.+..........................................  40,000    1,682,500
                                                                   ------------
                                                                      4,661,188
                                                                   ------------
ENERGY SERVICES--3.0%
 EVI, Inc.+...............................................  54,400    2,519,400
 Friede Goldman International, Inc.+......................  32,200      929,775
 Global Marine, Inc.+.....................................  40,500    1,002,375
 Nabors Industries, Inc.+.................................  40,500      959,344
 Transocean Offshore, Inc. ...............................  28,000    1,440,250
 Varco International, Inc.+...............................  40,500    1,042,875
                                                                   ------------
                                                                      7,894,019
                                                                   ------------
FINANCIAL SERVICES--4.2%
 Fleet Financial Group, Inc. .............................  23,120    1,966,645
 Legg Mason, Inc. ........................................  37,233    2,208,402
 Lehman Brothers Holdings, Inc............................  30,000    2,246,250
 Raymond James Financial, Inc.............................  80,000    3,485,000
 Waddell & Reed Financial, Inc.+..........................  39,400    1,024,400
                                                                   ------------
                                                                     10,930,697
                                                                   ------------
FOOD, BEVERAGE & TOBACCO--2.5%
 American Italian Pasta Co., Class A+.....................  50,000    1,806,250
 Beringer Wine Estates Holdings, Inc., Class B+...........  34,900    1,801,712
 Keebler Foods Co.+.......................................  50,000    1,500,000
 Sysco Corp. .............................................  60,000    1,537,500
                                                                   ------------
                                                                      6,645,462
                                                                   ------------
HEALTH SERVICES--2.3%
 Healthcare Financial Partners, Inc.+.....................  70,600    3,344,675
 Medaphis Corp.+.......................................... 259,800    2,711,663
                                                                   ------------
                                                                      6,056,338
                                                                   ------------
HOUSEHOLD PRODUCTS--0.7%
 Dial Corp. New...........................................  80,000    1,915,000
                                                                   ------------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)

                                                                      VALUE
                   SECURITY DESCRIPTION                    SHARES    (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
HOUSING--1.2%
 D.R.Horton, Inc. ........................................ 120,000 $  2,550,000
 Furniture Brands International, Inc.+....................  20,000      643,750
                                                                   ------------
                                                                      3,193,750
                                                                   ------------
INSURANCE--2.6%
 Reliance Group Holdings, Inc. ........................... 209,000    3,997,125
 Stirling Cooke Brown Holdings Ltd.+...................... 109,000    2,888,500
                                                                   ------------
                                                                      6,885,625
                                                                   ------------
LEISURE & TOURISM--3.5%
 Comair Holdings, Inc. ...................................  50,000    1,325,000
 Midway Airlines Corp.+................................... 105,000    1,981,875
 Outback Steakhouse, Inc.+................................  90,000    3,521,250
 Pegasus Systems, Inc.+...................................  30,000      772,500
 Trans World Airlines, Inc. +............................. 122,700    1,510,744
                                                                   ------------
                                                                      9,111,369
                                                                   ------------
MEDICAL PRODUCTS--5.9%
 Arterial Vascular Engineering, Inc.+.....................  80,000    2,930,000
 Cytyc Corp.+............................................. 110,000    2,750,000
 Endocardial Solutions, Inc.+.............................  40,000      560,000
 Guidant Corp.............................................  36,500    2,678,187
 Inhale Therapeutic Systems...............................  43,000    1,166,375
 MedImmune, Inc.+.........................................  30,000    1,653,750
 Novoste Corp.+...........................................  45,000    1,167,188
 Rexall Sundown, Inc.+....................................  22,100      752,781
 Symphonix Devices, Inc.+.................................  40,000      675,000
 U.S. Vision, Inc.+....................................... 124,000    1,271,000
                                                                   ------------
                                                                     15,604,281
                                                                   ------------
PHARMACEUTICALS--2.1%
 Advance Paradigm, Inc.+..................................  48,500    1,921,813
 Forest Labs, Inc.........................................  36,000    1,350,000
 IDEC Pharmaceuticals Corp.+..............................  50,000    2,212,500
 Sepracor, Inc.+..........................................   3,000      127,875
                                                                   ------------
                                                                      5,612,188
                                                                   ------------
POLLUTION CONTROL--3.1%
 American Disposal Services, Inc.+........................ 110,000    4,152,500
 North American Scientific, Inc.+......................... 108,000    3,888,000
                                                                   ------------
                                                                      8,040,500
                                                                   ------------
RETAIL--2.4%
 CD Now, Inc.+............................................  40,000      960,000
 Columbia Sportswear Co...................................  10,000      211,250
 Cybershop International, Inc.+...........................  35,800      335,625
 Duane Reade, Inc.+.......................................  25,000      639,062
 Krause's Furniture, Inc.+................................ 163,500      613,125
 Sunglass Hut International, Inc.+........................ 341,500    3,585,750
                                                                   ------------
                                                                      6,344,812
                                                                   ------------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
SOFTWARE--16.9%
 America Online, Inc.+.....................................  40,000 $  2,732,500
 Applied Voice Technology, Inc.+...........................  40,000    1,560,000
 Cadence Design Systems, Inc.+.............................  20,000      692,500
 Compuware Corp.+.......................................... 105,000    5,184,375
 DSET Corp.+............................................... 135,400    2,530,287
 Excite, Inc.+.............................................  30,000    1,528,125
 HBO & Co..................................................  70,000    4,226,250
 Information Management Resources, Inc.+...................  30,000    1,766,250
 J.D. Edwards & Co.+.......................................  83,000    2,713,062
 JDA Software Group, Inc.+.................................  50,000    2,656,250
 Keane, Inc.+..............................................  22,000    1,243,000
 Legato Systems, Inc.+.....................................  50,000    2,968,750
 Lycos, Inc.+..............................................  59,000    2,610,750
 Mastech Corp.+............................................  30,000    1,529,063
 Network Appliance, Inc.+..................................  86,600    3,074,300
 Segue Software, Inc. +....................................  30,100      391,300
 VeriSign, Inc.+...........................................  55,500    2,442,000
 Veritas Software Corp.+...................................  42,500    2,512,813
 VocalTec Communications Ltd.+.............................  27,000      553,500
 Yahoo!, Inc.+.............................................  16,500    1,525,219
                                                                    ------------
                                                                      44,440,294
                                                                    ------------
SPECIALTY RETAIL--0.7%
 Coldwater Creek, Inc.+....................................  35,000      848,750
 Movado Group, Inc.........................................  37,400    1,079,925
                                                                    ------------
                                                                       1,928,675
                                                                    ------------
TELECOMMUNICATIONS--15.7%
 Alltel Corp...............................................  50,000    2,184,375
 Clearnet Communications, Inc.+............................ 180,600    2,562,263
 Frontier Corp.............................................  87,000    2,832,937
 Intermedia Communications, Inc............................  40,000    3,185,000
 Metro One Telecommunications, Inc.+.......................  16,000      190,000
 Mobile Telecommunication Technologies Corp.+..............  50,000    1,118,750
 Pacific Gateway Exchange, Inc.+...........................  54,100    3,097,225
 Primus Telecommunications Group, Inc.+....................  89,000    2,581,000
 Qwest Communications International, Inc.+................. 100,000    3,887,500
 Reltec Corp.+.............................................  14,000      496,125
 Saville Systems PLC ADR+(1)...............................  60,000    3,075,000
 Smartalk Teleservices, Inc.+..............................  50,000    1,596,875
 Star Telecommunications, Inc.+............................  50,000    2,781,250
 STARTEC Global Communications Corp.+......................  60,000    1,500,000
 Tekelec, Inc.+............................................  85,000    3,856,875
 Winstar Communications, Inc.+............................. 147,000    6,284,250
                                                                    ------------
                                                                      41,229,425
                                                                    ------------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)

                                           SHARES/
                                       PRINCIPAL AMOUNT    VALUE
        SECURITY DESCRIPTION            (IN THOUSANDS)    (NOTE 2)
--------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEPHONE--2.0%
 Century Telephone Enterprises,
  Inc. ..............................       41,300      $  2,524,462
 Cincinnati Bell, Inc................       75,000         2,671,875
                                                        ------------
                                                           5,196,337
                                                        ------------
UTILITIES--1.1%
 Niagara Mohawk Power Corp...........      225,000         2,925,000
                                                        ------------
TOTAL INVESTMENT SECURITIES--96.9%
  (COST $201,112,221)................                    254,540,363
                                                        ------------
REPURCHASE AGREEMENT--4.9%
 Joint Repurchase Agreement Account
  (Note 2)
  (cost $12,775,000).................      $12,775        12,775,000
                                                        ------------
TOTAL INVESTMENTS--
  (COST $213,887,221)................        101.8%      267,315,363
Liabilities in excess of other assets         (1.8)       (4,760,262)
                                            ------      ------------
NET ASSETS--                                 100.0%     $262,555,101
                                             =====      ============

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")
(2) At March 31, 1998 the Fund held restricted securities amounting to 0.2% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                                                                               VALUATION
                                                                                 AS OF
                                      DATE OF                UNIT              MARCH 31,
   DESCRIPTION                      ACQUISITION              COST                1998
   -----------                      -----------             ------             ---------
   ProSoft Development, Inc.          3/12/97               $10.50             $5.97375

(3) Fair valued security, see Note 2

See Notes to Financial Statements

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited)

                                                                     VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--96.5%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 AlliedSignal, Inc......................................... 18,000 $  756,000
 Boeing Co................................................. 18,224    949,926
                                                                   ----------
                                                                    1,705,926
                                                                   ----------
APPAREL & TEXTILES--0.5%
 Warnaco Group, Inc., Class A.............................. 20,000    785,000
                                                                   ----------
AUTOMOTIVE--1.4%
 Avis Rent A Car, Inc.+.................................... 10,000    324,375
 Ford Motor Co............................................. 20,000  1,296,250
 General Motors Corp.......................................  5,000    337,188
                                                                   ----------
                                                                    1,957,813
                                                                   ----------
BANKS--6.4%
 BankAmerica Corp.......................................... 10,000    826,250
 Chase Manhattan Corp...................................... 10,000  1,348,750
 Citicorp..................................................  8,000  1,136,000
 First Union Corp.......................................... 23,400  1,327,950
 Mellon Bank Corp.......................................... 25,000  1,587,500
 NationsBank Corp.......................................... 20,000  1,458,750
 Summit Bancorp............................................ 30,000  1,501,875
                                                                   ----------
                                                                    9,187,075
                                                                   ----------
BUSINESS SERVICES--2.5%
 American Express Co....................................... 13,000  1,193,562
 Cendant Corp.+............................................ 35,000  1,386,875
 Gartner Group, Inc., Class A+............................. 26,000    971,750
                                                                   ----------
                                                                    3,552,187
                                                                   ----------
CHEMICALS--1.5%
 du Pont (E.I.) de Nemours & Co............................ 15,000  1,020,000
 IMC Global, Inc........................................... 11,500    437,719
 RPM, Inc. Ohio............................................ 38,500    685,781
                                                                   ----------
                                                                    2,143,500
                                                                   ----------
COMMUNICATION EQUIPMENT--0.4%
 Tellabs, Inc.+............................................  9,400    630,975
                                                                   ----------
COMPUTERS & BUSINESS EQUIPMENT--5.3%
 Cisco Systems, Inc.+...................................... 14,500    991,438
 Computer Associates International, Inc.................... 15,000    866,250
 Computer Sciences Corp.+.................................. 12,000    660,000
 Hewlett-Packard Co........................................ 25,000  1,584,375
 Honeywell, Inc............................................ 17,000  1,405,687
 International Business Machines Corp...................... 15,000  1,558,125
 Office Depot, Inc.+....................................... 19,200    597,600
                                                                   ----------
                                                                    7,663,475
                                                                   ----------

                                                                       VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
CONGLOMERATE--4.2%
 Corning, Inc................................................ 18,000 $  796,500
 General Electric Co......................................... 30,000  2,585,625
 Schlumberger Ltd............................................ 14,000  1,060,500
 Tyco International Ltd...................................... 30,000  1,638,750
                                                                     ----------
                                                                      6,081,375
                                                                     ----------
CONSUMER SERVICES--0.9%
 Service Corporation International........................... 30,000  1,273,125
                                                                     ----------
CONTAINERS & STORAGE--1.2%
 Owens-Illinois, Inc.+....................................... 15,000    648,750
 Sonoco Products Co.......................................... 25,000  1,001,562
                                                                     ----------
                                                                      1,650,312
                                                                     ----------
DEPARTMENT STORES--2.0%
 Federated Department Stores, Inc.+.......................... 23,000  1,191,687
 Wal-Mart Stores, Inc........................................ 34,000  1,727,625
                                                                     ----------
                                                                      2,919,312
                                                                     ----------
ELECTRONICS--4.2%
 Applied Materials, Inc.+.................................... 27,000    953,438
 Emerson Electric Co......................................... 21,000  1,368,937
 Hubbell, Inc., Class B...................................... 17,000    856,375
 Intel Corp.................................................. 20,000  1,561,250
 Motorola, Inc............................................... 21,000  1,273,125
                                                                     ----------
                                                                      6,013,125
                                                                     ----------
ENERGY SERVICES--1.4%
 Baker Hughes, Inc........................................... 25,000  1,006,250
 Halliburton Co.............................................. 11,000    552,063
 Seagull Energy Corp.+....................................... 20,000    383,750
                                                                     ----------
                                                                      1,942,063
                                                                     ----------
ENERGY SOURCES--6.4%
 Amoco Corp..................................................  9,000    777,375
 Chevron Corp................................................ 15,000  1,204,687
 Duke Energy Corp............................................ 20,666  1,230,919
 Exxon Corp.................................................. 27,000  1,825,875
 Mobil Corp.................................................. 12,000    919,500
 Noble Affiliates, Inc....................................... 26,600  1,107,225
 Royal Dutch Petroleum Co.................................... 22,000  1,249,875
 Texaco, Inc................................................. 15,000    903,750
                                                                     ----------
                                                                      9,219,206
                                                                     ----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)

                                                                       VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ENTERTAINMENT PRODUCTS--1.0%
 Hasbro, Inc................................................. 40,000 $1,412,500
                                                                     ----------
FINANCIAL SERVICES--5.4%
 Associates First Capital Corp., Class A..................... 15,000  1,185,000
 CIT Group, Inc. Class A+.................................... 12,500    407,813
 ContiFinancial Corp.+....................................... 23,700    722,850
 Federal National Mortgage Association....................... 14,000    885,500
 Household International, Inc................................ 11,000  1,515,250
 Travelers Group, Inc........................................ 14,000    840,000
 Washington Mutual, Inc...................................... 11,000    788,906
 Wells Fargo & Co............................................  4,000  1,325,000
                                                                     ----------
                                                                      7,670,319
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--5.4%
 Coca-Cola Co................................................ 20,000  1,548,750
 ConAgra, Inc................................................ 15,000    481,875
 Flowers Industries, Inc..................................... 15,500    363,281
 Heinz (H.J.) Co............................................. 13,000    758,875
 Philip Morris Cos., Inc..................................... 55,000  2,292,812
 RJR Nabisco Holdings Corp................................... 11,000    344,438
 Sysco Corp.................................................. 30,000    768,750
 UST, Inc.................................................... 22,200    715,950
 Wrigley, (Wm) Jr. Co........................................  5,000    408,750
                                                                     ----------
                                                                      7,683,481
                                                                     ----------
FOREST PRODUCTS--1.9%
 Boise Cascade Corp.......................................... 23,000    829,437
 Champion International Corp.................................  8,000    434,500
 Georgia Pacific Corp........................................ 25,000    642,188
 Weyerhaeuser Co............................................. 15,000    847,500
                                                                     ----------
                                                                      2,753,625
                                                                     ----------
HEALTH SERVICES--1.5%
 Columbia/HCA Healthcare Corp................................ 24,000    774,000
 Tenet Healthcare Corp.+..................................... 36,000  1,307,250
                                                                     ----------
                                                                      2,081,250
                                                                     ----------
HOTELS & CASINOS--0.3%
 Hilton Hotels Corp.......................................... 15,000    478,125
                                                                     ----------
HOUSEHOLD PRODUCTS--4.0%
 Avon Products, Inc..........................................  6,000    468,000
 Colgate-Palmolive Co........................................ 14,000  1,212,750
 Gillette Co.................................................  8,000    949,500
 Procter & Gamble Co......................................... 11,000    928,125
 Ralston-Purina Group........................................  6,000    636,000
 Warner-Lambert Co...........................................  9,000  1,532,812
                                                                     ----------
                                                                      5,727,187
                                                                     ----------

                                                                       VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
INSURANCE--6.2%
 Aetna, Inc.................................................. 14,000 $1,168,125
 Allstate Corp............................................... 13,000  1,195,187
 Berkley (W.R.) Corp......................................... 15,000    710,625
 Chubb Corp..................................................  6,000    470,250
 Conseco, Inc................................................ 20,000  1,132,500
 General Reinsurance Group Corp..............................  7,000  1,544,375
 Pennsylvania Manufacturers Corp., Class A...................  5,000     90,000
 St. Paul Co., Inc........................................... 10,000    891,250
 The Hartford Financial Services Group, Inc.................. 15,000  1,627,500
                                                                     ----------
                                                                      8,829,812
                                                                     ----------
LEISURE & TOURISM--0.9%
 Carnival Corp., Class A..................................... 18,000  1,255,500
                                                                     ----------
MEDICAL PRODUCTS--2.7%
 Baxter International, Inc................................... 14,500    799,312
 Johnson & Johnson........................................... 16,000  1,173,000
 Sola International, Inc.+................................... 44,400  1,839,825
                                                                     ----------
                                                                      3,812,137
                                                                     ----------
METALS & MINING--0.9%
 EASCO, Inc.................................................. 32,500    495,625
 Martin Marietta Materials, Inc.............................. 17,000    734,188
                                                                     ----------
                                                                      1,229,813
                                                                     ----------
PHARMACEUTICALS--5.9%
 Abbott Laboratories, Inc.................................... 15,000  1,129,688
 Bristol-Myers Squibb Co..................................... 15,000  1,564,687
 Lilly (Eli) & Co............................................ 13,000    775,125
 IDEC Pharmaceuticals Corp.+................................. 30,000  1,327,500
 Merck & Co., Inc............................................ 15,000  1,925,625
 Pfizer, Inc................................................. 18,000  1,794,375
                                                                     ----------
                                                                      8,517,000
                                                                     ----------
POLLUTION CONTROL--1.7%
 United States Filter Corp.+................................. 25,000    878,125
 USA Waste Services, Inc..................................... 35,000  1,559,688
                                                                     ----------
                                                                      2,437,813
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.5%
 Crescent Real Estate Equities Co............................ 23,500    846,000
 Equity Office Properties Trust.............................. 17,000    520,625
 Koger Equity, Inc........................................... 25,000    562,500
 Patriot American Hospitality, Inc........................... 15,000    405,000
 Security Capital Industrial Trust........................... 30,000    768,750
 Westfield America, Inc...................................... 25,000    440,625
                                                                     ----------
                                                                      3,543,500
                                                                     ----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1998 (unaudited) -- (continued)


                                                                      VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RESTAURANTS--1.0%
 McDonald's Corp........................................... 25,000 $  1,500,000
                                                                   ------------
SOFTWARE--2.7%
 Microsoft Corp.+.......................................... 26,000    2,327,000
 Oracle Corp.+............................................. 20,300      640,719
 Reynolds & Reynolds Co., Class A.......................... 40,500      885,937
                                                                   ------------
                                                                      3,853,656
                                                                   ------------
SPECIALTY RETAIL--1.5%
 CVS Corp.................................................. 10,000      755,000
 Home Depot, Inc........................................... 21,000    1,416,188
                                                                   ------------
                                                                      2,171,188
                                                                   ------------
TELECOMMUNICATIONS--7.6%
 Ameritech Corp............................................ 16,000      791,000
 AT&T Corp................................................. 32,500    2,132,812
 Bell Atlantic Corp........................................ 15,216    1,559,640
 Frontier Corp............................................. 30,000      976,875
 GTE Corp.................................................. 11,000      658,625
 Lucent Technologies, Inc.................................. 14,296    1,828,101
 MCI Communications Corp................................... 10,000      495,000
 SBC Communications, Inc................................... 30,000    1,308,750
 WorldCom, Inc.+........................................... 25,000    1,076,564
                                                                   ------------
                                                                     10,827,367
                                                                   ------------
TRANSPORTATION--0.9%
 Burlington Northern, Inc.................................. 13,000    1,352,000
                                                                   ------------
UTILITIES--3.0%
 Baltimore Gas & Electric Co............................... 10,000      326,875
 Consolidated Natural Gas Co............................... 16,000      923,000
 Enron Corp................................................ 25,000    1,159,375
 GPU, Inc..................................................  9,000      398,250
 New York State Electric & Gas Corp........................ 25,000      996,875
 UtiliCorp United, Inc..................................... 14,000      552,125
                                                                   ------------
                                                                      4,356,500
                                                                   ------------
TOTAL INVESTMENT SECURITIES--96.5%
  (COST $112,085,255)......................................         138,217,242
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
SHORT-TERM SECURITIES--0.1%
FOREST PRODUCTS--0.1%
 Stone Container Corp.
  11.88% due 12/01/98
  (cost $50,300)...................................     $   50     $     51,500
                                                                   ------------
REPURCHASE AGREEMENT--2.7%
 Joint Repurchase Agreement
  Account (Note 2)
  (cost $3,892,000)................................      3,892        3,892,000
                                                                   ------------
TOTAL INVESTMENTS--(COST $116,027,555).............       99.3%     142,160,742
Other assets less liabilities......................        0.7        1,060,964
                                                        ------     ------------
NET ASSETS--                                             100.0%    $143,221,706
                                                        ======     ============

--------
+ Non-income producing security

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited)

Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of five different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of SunAmerica Inc. ("SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

  Balanced Assets seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
  Blue Chip Growth seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.
  Mid-Cap Growth seeks capital appreciation by investing primarily in equity securities of medium-sized companies.
  Small Company Growth seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.
  Growth and Income seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers Class A and Class B shares. Small Company Growth Fund and Growth and Income Fund also offer Class C shares and Balanced Assets Fund and Small Company Growth Fund offer Class Z shares, exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan. Class A shares are offered at net asset value per share plus an initial sales charge. Class B and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and within one year of purchase of Class C shares. Class Z shares are offered at net asset value. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class Z.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

Note 2. Significant Accounting Policies

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  As of March 31, 1998, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund had a 0.9%, 2.7%, 1.1%, 13.1%, and 4.0% undivided interest, respectively, which represented $890,000, $2,624,000, $1,037,000, $12,775,000, and $3,892,000,
  respectively, in principal amount in a joint repurchase agreement with PaineWebber Group, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefor were as follows:

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

  PaineWebber Group, Inc. Repurchase Agreement 5.75% dated 3/31/98, in the principal amount of $97,641,000 repurchase price $97,656,595 due 4/01/98 collateralized by $50,000,000 U.S. Treasury Note 6.375% due 1/15/99, and $47,885,000 U.S. Treasury Note 6.25% due 6/30/98; approximate aggregate value $99,682,537.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Equity Funds, except for the Growth and Income Fund, do not amortize premiums or accrete discounts except for original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods.

  The Funds issue and redeem their shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets.

  Dividends from net investment income, if any, are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

  The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets were not affected.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

  For the year ended September 30, 1997, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                             ACCUMULATED   ACCUMULATED
                                            UNDISTRIBUTED UNDISTRIBUTED   PAID
                                            NET REALIZED  NET INVESTMENT   IN
                                              GAIN/LOSS    INCOME/LOSS   CAPITAL
                                            ------------- -------------- -------
   Balanced Assets Fund....................  $    (5,898)   $   5,898    $  --
   Blue Chip Growth Fund...................     (327,453)     327,453       --
   Mid-Cap Growth Fund.....................     (586,288)     557,790    28,498
   Small Company Growth Fund...............   (3,941,943)   3,935,151     6,792
   Growth and Income Fund..................      (39,291)      30,296     8,995

  FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Growth and Income Fund amounted to $1,383. These costs are being amortized on a straight line basis by the Fund over a period not to exceed 60 months from the date the Fund commenced operations.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to each Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. For the six months ended March 31, 1998, SAAMCo earned fees in the amounts stated on the Statement of Operations.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

  For the six months ended March 31, 1998, SAAMCo has agreed to voluntarily reimburse expenses as follows:

        Balanced Assets Class Z......................................... $6,830
        Small Company Growth Class C.................................... $2,533
        Small Company Growth Class Z.................................... $5,956
        Growth and Income Class C....................................... $2,550

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended March 31, 1998, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 1998 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

                                           CLASS A                    CLASS B       CLASS C
                            -------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
                            CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
                            -------- -------------- -------------- ------------- -------------
   Balanced Assets Fund.... $416,105    $309,228       $49,113        $97,712         $--
   Blue Chip Growth Fund...   52,963      17,371        28,327         20,273          --
   Mid-Cap Growth Fund.....   24,919      15,768         5,807         15,943          --
   Small Company Growth
    Fund...................  292,279     147,453       107,064        146,638          --
   Growth and Income Fund..  385,614     168,047       164,126         76,413          --

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the six months ended March 31, 1998, the Funds incurred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                            PAYABLE AT
                                     EXPENSE              MARCH 31, 1998
                            ------------------------- -----------------------
                            CLASS A  CLASS B  CLASS C CLASS A CLASS B CLASS C
                            -------- -------- ------- ------- ------- -------
   Balanced Assets Fund.... $192,296 $192,615   $--   $34,725 $33,825   $--
   Blue Chip Growth Fund...   76,212   41,384    --    14,213   7,472    --
   Mid-Cap Growth Fund.....   47,980   13,572    --     8,417   2,925    --
   Small Company Growth
    Fund...................  174,980  114,193    37    28,832  18,661    20
   Growth and Income Fund..   59,024   71,325    52    11,506  14,403    34

Note 4. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the six months ended March 31, 1998 were as follows:

                               BALANCED    BLUE CHIP    MID-CAP    SMALL COMPANY  GROWTH AND
                                ASSETS      GROWTH       GROWTH       GROWTH        INCOME
                                 FUND        FUND         FUND         FUND          FUND
                             ------------ ----------- ------------ ------------- ------------
    Aggregate purchases..... $118,014,025 $46,955,735 $ 96,237,640 $451,592,109  $105,333,978
                             ============ =========== ============ ============  ============
    Aggregate sales......... $123,016,849 $48,924,983 $103,457,041 $489,291,046  $ 88,326,470
                             ============ =========== ============ ============  ============

Note 5. Portfolio Securities

  Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes, including short-term securities, were as follows:

                               BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY   GROWTH AND
                                ASSETS       GROWTH       GROWTH        GROWTH         INCOME
                                 FUND         FUND         FUND          FUND           FUND
                             ------------  -----------  -----------  -------------  ------------
    Cost.................... $291,218,379  $88,538,497  $47,895,306  $213,887,221   $116,027,555
                             ============  ===========  ===========  ============   ============
    Appreciation............ $ 78,145,995  $31,280,499  $10,132,369  $ 56,372,072   $ 26,761,660
    Depreciation............   (1,488,120)    (867,520)    (315,276)   (2,943,930)      (628,473)
                             ------------  -----------  -----------  ------------   ------------
    Net unrealized
     appreciation........... $ 76,657,875  $30,412,979  $ 9,817,093  $ 53,428,142   $ 26,133,187
                             ============  ===========  ===========  ============   ============


Note 6. Capital Share Transactions

  Transactions in capital shares of each class of each series were as follows:

                                                           BALANCED ASSETS FUND
                     -------------------------------------------------------------------------------------------------------
                                         CLASS A                                             CLASS B
                     --------------------------------------------------  ---------------------------------------------------
                            FOR THE                                              FOR THE
                       SIX MONTHS ENDED               FOR THE                SIX MONTHS ENDED               FOR THE
                         MARCH 31,1998              YEAR ENDED                MARCH 31,1998               YEAR ENDED
                          (UNAUDITED)           SEPTEMBER 30, 1997             (UNAUDITED)            SEPTEMBER 30, 1997
                     ----------------------  --------------------------  -------------------------  ------------------------
                      SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                     --------  ------------  ------------ -------------  -----------  ------------  ----------  ------------
   Shares sold.....   902,687  $ 16,184,892    2,014,610  $  33,670,422      733,989  $ 13,268,084   1,601,187  $ 26,977,385
   Reinvested
    dividends......   973,832    16,524,145    1,098,904     17,076,435      957,476    16,214,056   1,191,203    18,422,134
   Shares redeemed.  (952,279)  (17,222,566)  (2,712,729)   (45,625,149)  (1,310,500)  (23,516,545) (3,596,433)  (60,154,848)
                     --------  ------------  -----------  -------------  -----------  ------------  ----------  ------------
   Net increase
    (decrease).....   924,240  $ 15,486,471      400,785  $   5,121,708      380,965  $  5,965,595    (804,043) $(14,755,329)
                     ========  ============  ===========  =============  ===========  ============  ==========  ============
                                  BALANCED ASSETS FUND
                     --------------------------------------------------
                                         CLASS Z
                     --------------------------------------------------
                            FOR THE
                       SIX MONTHS ENDED           FOR THE PERIOD
                        MARCH 31, 1998       OCTOBER 7, 1996* THROUGH
                          (UNAUDITED)           SEPTEMBER 30, 1997
                     ----------------------  --------------------------
                      SHARES      AMOUNT       SHARES        AMOUNT
                     --------  ------------  ------------ -------------
   Shares sold.....    20,607  $    379,157        3,052  $      51,485
   Reinvested
    dividends......     2,209        37,435          102          1,635
   Shares redeemed.   (14,358)     (245,822)        (283)        (4,718)
                     --------  ------------  -----------  -------------
   Net increase....     8,458  $    170,770        2,871  $      48,402
                     ========  ============  ===========  =============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

                                                           BLUE CHIP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                             FOR THE                                               FOR THE
                         SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1998               YEAR ENDED              MARCH 31, 1998              YEAR ENDED
                           (UNAUDITED)             SEPTEMBER 30, 1997            (UNAUDITED)           SEPTEMBER 30, 1997
                     -------------------------  -------------------------  ------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
   Shares sold.....     333,752  $   6,324,492     623,963  $  10,925,394     348,347  $  6,498,913   1,259,797  $ 21,456,617
   Reinvested
    dividends......     464,861      8,130,414     455,714      6,972,433     270,094     4,553,792     319,329     4,764,382
   Shares redeemed.    (294,400)    (5,658,660)   (676,748)   (11,828,552)   (427,841)   (7,902,457) (1,756,723)  (29,208,753)
                     ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....     504,213  $   8,796,246     402,929  $   6,069,275     190,600  $  3,150,248    (177,597) $ (2,987,754)
                     ==========  =============  ==========  =============  ==========  ============  ==========  ============
                                                            MID-CAP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                             FOR THE                                               FOR THE
                         SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1998               YEAR ENDED              MARCH 31, 1998              YEAR ENDED
                           (UNAUDITED)             SEPTEMBER 30, 1997            (UNAUDITED)           SEPTEMBER 30, 1997
                     -------------------------  -------------------------  ------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
   Shares sold.....   1,027,015  $  17,922,224   1,195,858  $  22,039,862      47,421  $    822,330     361,032  $  6,440,002
   Reinvested
    dividends......     463,048      7,413,406     105,242      1,820,690     141,001     2,172,821      35,395       598,248
   Shares redeemed.  (1,094,775)   (19,454,990) (1,428,977)   (26,234,993)   (162,408)   (2,847,110)   (501,401)   (8,706,849)
                     ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....     395,288  $   5,880,640    (127,877) $  (2,374,441)     26,014  $    148,041    (104,974) $ (1,668,599)
                     ==========  =============  ==========  =============  ==========  ============  ==========  ============
                                                         SMALL COMPANY GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                             FOR THE                                               FOR THE
                         SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1998               YEAR ENDED              MARCH 31, 1998              YEAR ENDED
                           (UNAUDITED)             SEPTEMBER 30, 1997            (UNAUDITED)           SEPTEMBER 30, 1997
                     -------------------------  -------------------------  ------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
   Shares sold.....   3,663,268  $  86,585,564   4,356,568  $ 104,158,132   1,121,528  $ 25,775,390   2,294,947  $ 52,824,439
   Reinvested
    dividends......     666,965     14,559,851     231,823      5,468,761     458,050     9,656,702     165,485     3,806,222
   Shares redeemed.  (4,282,950)  (101,781,782) (4,573,784)  (108,631,540) (1,733,761)  (40,211,891) (2,474,107)  (56,073,072)
                     ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....      47,283  $    (636,367)     14,607  $     995,353    (154,183) $ (4,779,799)    (13,675) $    557,589
                     ==========  =============  ==========  =============  ==========  ============  ==========  ============
                                             SMALL COMPANY GROWTH FUND
                     ------------------------------------------------------------------------------
                             CLASS C                                CLASS Z
                     -------------------------  ---------------------------------------------------
                          FOR THE PERIOD
                        FEBRUARY 2, 1998*               FOR THE                FOR THE PERIOD
                             THROUGH                SIX MONTHS ENDED          OCTOBER 7, 1996*
                          MARCH 31, 1998             MARCH 31, 1998                THROUGH
                           (UNAUDITED)                (UNAUDITED)            SEPTEMBER 30, 1997
                     -------------------------  -------------------------  ------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                     ----------  -------------  ----------  -------------  ----------  ------------
   Shares sold.....       4,836  $     102,143      20,016  $     497,101       3,052  $     51,485
   Reinvested
    dividends......         --             --        4,828        106,220         102         1,635
   Shares redeemed.         --             --      (12,339)      (280,395)       (283)       (4,718)
                     ----------  -------------  ----------  -------------  ----------  ------------
   Net increase....       4,836  $     102,143      12,505  $     322,926       2,871  $     48,402
                     ==========  =============  ==========  =============  ==========  ============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued)

                                                             GROWTH AND INCOME FUND
                            -----------------------------------------------------------------------------------------------
                                              CLASS A                                          CLASS B
                            -----------------------------------------------  ----------------------------------------------
                                   FOR THE                                          FOR THE
                              SIX MONTHS ENDED             FOR THE             SIX MONTHS ENDED             FOR THE
                               MARCH 31, 1998             YEAR ENDED            MARCH 31, 1998            YEAR ENDED
                                 (UNAUDITED)          SEPTEMBER 30, 1997          (UNAUDITED)         SEPTEMBER 30, 1997
                            ----------------------  -----------------------  ----------------------  ----------------------
                             SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                            ---------  -----------  ---------  ------------  ---------  -----------  ---------  -----------
   Shares sold............. 1,050,638  $13,896,463  2,346,608  $ 27,325,734  1,692,707  $21,938,542  3,556,104  $41,322,565
   Reinvested dividends....   403,557    5,004,107    118,133     1,248,669    459,332    5,645,188     86,070      908,039
   Shares redeemed.........  (476,850)  (6,331,074)  (969,421)  (11,704,696)  (614,908)  (7,927,448)  (815,041)  (9,270,338)
                            ---------  -----------  ---------  ------------  ---------  -----------  ---------  -----------
   Net increase............   977,345  $12,569,496  1,495,320  $ 16,869,707  1,537,131  $19,656,282  2,827,133  $32,960,266
                            =========  ===========  =========  ============  =========  ===========  =========  ===========
                                 GROWTH AND
                                 INCOME FUND
                            ----------------------
                                   CLASS C
                            ----------------------
                               FOR THE PERIOD
                              FEBRUARY 2, 1998*
                                   THROUGH
                               MARCH 31, 1998
                                 (UNAUDITED)
                            ----------------------
                             SHARES      AMOUNT
                            ---------  -----------
   Shares sold.............    16,571  $   219,119
   Reinvested dividends....       --           --
   Shares redeemed.........       --           --
                            ---------  -----------
   Net increase............    16,571  $   219,119
                            =========  ===========

  * Inception of the class

Note 7. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 8. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1998 (unaudited) -- (continued) occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of March 31, 1998, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund and Growth and Income Fund had accrued $34,509, $10,446, $5,923, $23,575 and $3,789, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the six months ended March 31, 1998 expensed $6,596, $1,908, $1,112, $5,277 and $1,645, respectively, for the Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

Note 9. Subsequent Event

  On April 1, 1998, Growth and Income Fund offered Class Z shares exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan.

TRUSTEES                                   INVESTMENT ADVISER
S. James Coppersmith                       SunAmerica Asset Management Corp.
Samuel M. Eisenstat                        The SunAmerica Center
Stephen J. Gutman                          733 Third Avenue
Peter A. Harbeck                           New York, NY 10017-3204
Peter McMillan III
Sebastiano Sterpa                          DISTRIBUTOR
                                           SunAmerica Capital Services, Inc.
OFFICERS                                   The SunAmerica Center
Peter A. Harbeck, President                733 Third Avenue
Francis D. Gannon, Vice President          New York, NY 10017-3204
Nancy Kelly, Vice President
P. Christopher Leary, Vice President       SHAREHOLDER SERVICING AGENT
Robert M. Zakem, Secretary                 SunAmerica Fund Services, Inc.
Peter C. Sutton, Treasurer                 The SunAmerica Center
John T. Genoy, Assistant Treasurer         733 Third Avenue
Donna M. Handel, Assistant Treasurer       New York, NY 10017-3204
Cheryl L. Hawthorne, Assistant Treasurer
Abbe P. Stein, Assistant Secretary

CUSTODIAN AND TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 419572
Kansas City, MO 64141-6572

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                            BULK RATE
 SUNAMERICA EQUITY FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                        Kansas City, MO
 NEW YORK, NY 10017-3204                                 PERMIT NO. 3657
 1-800-858-8850

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.

The accompanying report has not been
examined by independent accountants
and accordingly no opinion has been
expressed thereon.

SPONSORED BY:

LOGO
SunAmerica
Asset Management